WILMINGTON FUNDS

Wilmington Prime Money Market Fund

Wilmington Tax-Exempt Money Market Fund

111 South Calvert Street (26th Floor)

Baltimore, Maryland 21202

1.800.836.2211

June 17, 2016

Dear Shareholder:

I am writing to inform you of important events affecting the Wilmington Prime Money Market Fund (the “Prime Fund”) and the Wilmington Tax-Exempt Money Market Fund (the “Tax Exempt Fund”):

The Prime Fund: The Wilmington Funds’ Board of Trustees, having received the recommendation of Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc., has determined that the reorganization (or merger) of the Prime Fund into the Wilmington U.S. Government Money Market Fund (the “Govt. Fund”) is in the best interests of both the Prime Fund and the Govt. Fund and their respective shareholders, and has approved the reorganization. Under applicable law, you are not required to vote on the reorganization. You are receiving these materials because under relevant Securities and Exchange (“SEC”) guidance, a Prime Fund shareholder is entitled to receive substantially the same information about the Prime Fund—Govt. Fund reorganization as you would receive if you were entitled to vote on the reorganization and we were soliciting your proxy. Please review this Combined Prospectus/Proxy-Information-Information Statement carefully.

On the effective date of the Prime Fund—Govt. Fund reorganization, you will be issued shares of the corresponding class of the Govt. Fund equal in dollar value to the Prime Fund shares you held immediately prior to that date.

The Tax Exempt Fund: The Wilmington Funds’ Board of Trustees, having received the recommendation of Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc., has determined that the reorganization of the Tax Exempt Fund into the Govt. Fund is in the best interests of both the Tax Exempt Fund and the Govt. Fund and their respective shareholders, and directed that the proposed reorganization be presented to the shareholders of the Tax Exempt Fund for consideration.

There will be a special meeting on August 10, 2016, at 3:00 p.m. EST, for shareholders of the Tax Exempt Fund to vote on the proposed merger. The meeting will take place in our Baltimore office at 111 South Calvert Street, on the 26th floor. The Wilmington Funds’ Board of Trustees recommends that you vote for the proposed merger.

If you were a shareholder of the Tax Exempt Fund on May 27, 2016, then you are entitled to vote at the meeting.

On the effective date of the Tax Exempt Fund—Govt. Fund reorganization, you will be issued shares of the corresponding class of the Govt. Fund equal in dollar value to the Tax Exempt Fund shares you held immediately prior to that date.

Please read the enclosed materials carefully and cast your vote on the proxy card. Your vote is extremely important, no matter how large or small your holdings.

Please vote your shares promptly in one of these three quick and easy ways:

•	Complete the proxy card enclosed in this package; be sure to sign the card before mailing it in the postage-paid envelope

•	Call the toll free number on your proxy card and follow the recorded instructions

•	Go to the website indicated on your proxy card (www.proxyvote.com) and follow the instructions provided

If we do not hear from you after a reasonable amount of time, our proxy solicitor, Broadridge Financial Solutions, Inc., may call you to remind you to vote.

If you have any questions about voting, please call Wilmington Funds Shareholder Services toll free at (800) 836-2211. Thank you for your participation.

Sincerely,

Christopher D. Randall

President, Wilmington Funds

You could lose money by investing in the Funds. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee that it will do so. An investment in a Fund is not a deposit of M&T Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Neither the Funds’ investment adviser nor any of its affiliates has a legal obligation to provide financial support to a Fund, and you should not expect that a Funds’ investment adviser or any of its affiliates will provide financial support to a Fund at any time.

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WILMINGTON FUNDS

Wilmington Tax-Exempt Money Market Fund

111 South Calvert Street (26th Floor)

Baltimore, Maryland 21202

1.800.836.2211

www.wilmingtonfunds.com

NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS

TO BE HELD ON AUGUST 10, 2016

To Our Wilmington Tax-Exempt Money Market Fund Shareholders:

Notice is hereby given that a special meeting of the shareholders of the Wilmington Tax-Exempt Money Market Fund (the “Tax Exempt Fund”), a series of the Wilmington Funds (the “Trust”), will be held at 3:00 p.m. Eastern Time on August 10, 2016, at the Trust’s principal executive offices at 111 South Calvert Street, 26th Floor, Baltimore, Maryland 21202 (the “Meeting”). The purpose of the Meeting is to consider and act upon the following proposal, and to transact such other business as may properly come before the Meeting or any adjournments thereof.

The proposal: To approve an Agreement and Plan of Reorganization providing for: (i) the transfer of substantially all of the assets and liabilities of the Tax Exempt Fund into the Wilmington U.S. Government Money Market Fund (the “Govt. Fund” or “Acquiring Fund”) in exchange for shares of the classes of Acquiring Fund indicated below; and (ii) the distribution of the shares of designated classes of Acquiring Fund to the shareholders of the Tax Exempt Fund in liquidation of the Tax Exempt Fund:

Wilmington Tax-Exempt Money Market Fund	Wilmington U.S. Government Money Market Fund
Service Class	Service Class
Select Class	Select Class
Administrative Class	Administrative Class

It is not anticipated that any matters other than the approval of the proposal will be brought before the Meeting. If, however, any other business is properly brought before the Meeting, proxies will be voted in accordance with the judgment of the persons designated as proxies or otherwise as described in the attached Combined Prospectus/Proxy-Information Statement. Shareholders of record of the Tax Exempt Fund at the close of business on May 27, 2016, are entitled to notice of, and to vote at, such Meeting and any adjournments thereof.

You are cordially invited to attend the Meeting. Shareholders are requested and encouraged to complete, date and sign the enclosed proxy card and return it promptly in the postage-paid envelope provided for that purpose. Alternatively, to vote via telephone or internet, please refer to the enclosed proxy card. If you intend to attend the Meeting in person, you may register your presence with the registrar and vote your shares in person, even if you have previously voted your shares by proxy. If you properly execute and return the enclosed proxy card in time to be voted at the Meeting, your shares represented by the proxy will be voted at the Meeting in accordance with your instructions. Unless revoked, proxies that have been executed and returned by shareholders without instructions will be voted in favor of the proposal.

The enclosed proxy is being solicited on behalf of the Board of Trustees of the Trust (“Board” or “Trustees”), on behalf of the Tax Exempt Fund.

The Board recommends that the shareholders of the Tax Exempt Fund vote FOR the proposal.

By order of the Board of Trustees

Lisa R. Grosswirth

Secretary, Wilmington Funds

June 17, 2016

YOUR VOTE IS IMPORTANT—PLEASE VOTE YOUR SHARES PROMPTLY

Shareholders are invited to attend the Meeting in person. Any shareholder who does not expect to attend the Meeting in person is urged to vote using the internet or touch-tone telephone instructions found below or indicate voting instructions on the enclosed proxy card, date and sign it, and return it in the envelope provided, which needs no postage if mailed in the United States. In order to avoid unnecessary expense, we ask your cooperation in responding promptly, no matter how large or small your holdings may be.

INSTRUCTIONS FOR EXECUTING PROXY CARD

The following general rules for executing proxy cards may be of assistance to you and help avoid the time and expense involved in validating your vote if you fail to execute your proxy card properly.

1.	Individual Accounts: Your name should be signed exactly as it appears in the registration on the proxy card.

2.	Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration on the proxy card.

3.	All other accounts should show the capacity of the individual signing. This can be shown either in the form of the account registration itself or by the individual executing the proxy card. For example:

REGISTRATION		VALID SIGNATURE
A.	1) ABC Corp.	John Smith, Treasurer

	2) ABC Corp. c/o John Smith, Treasurer	John Smith, Treasurer

B.	1) ABC Corp. Profit Sharing Plan	Ann B. Collins, Trustee

	2) ABC Trust	Ann B. Collins, Trustee

	3) Ann B. Collins, Trustee u/t/d 12/28/78	Ann B. Collins, Trustee

C.	Anthony B. Craft, Cust. f/b/o Anthony B. Craft, Jr. UGMA	Anthony B. Craft

INSTRUCTIONS FOR VOTING BY TOUCH-TONE TELEPHONE

1.	Read the Combined Prospectus/Proxy-Information Statement and have your proxy card with you.

2.	Call the toll-free number indicated on your proxy card.

3.	Follow the recorded instructions to cast your vote.

INSTRUCTIONS FOR VOTING BY INTERNET

1.	Read the Combined Prospectus/Proxy-Information Statement and have your proxy card with you.

2.	Go to the website indicated on your proxy card (www.proxyvote.com).

3.	Follow the instructions provided on the website to cast your vote.

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COMBINED PROSPECTUS/PROXY-INFORMATION STATEMENT

DATED JUNE 17, 2016

WILMINGTON FUNDS

111 South Calvert Street (26th Floor)

Baltimore, Maryland 21202

1.800.836.2211

ACQUISITION OF SUBSTANTIALLY ALL OF THE ASSETS OF

Wilmington Prime Money Market Fund

(the “Prime Fund” or “Target Fund”)

BY AND IN EXCHANGE FOR SHARES OF

Wilmington U.S. Government Money Market Fund

(the “Govt. Fund” or “Acquiring Fund”)

************************

ACQUISITION OF SUBSTANTIALLY ALL OF THE ASSETS OF

Wilmington Tax-Exempt Money Market Fund

(the “Tax Exempt Fund” or “Target Fund”)

BY AND IN EXCHANGE FOR SHARES OF

Wilmington U.S. Government Money Market Fund

(the “Govt. Fund” or “Acquiring Fund”)

This Combined Prospectus/Proxy-Information Statement (“Prospectus/Proxy-Information Statement”) relates to two separate and independent transactions and serves two distinct purposes:

•	to inform Prime Fund shareholders about the reorganization of the Prime Fund into the Govt. Fund, which has been approved by the Board of Trustees of the Wilmington Funds (the “Trust”). Prime Fund shareholders are not required to vote on the reorganization.

•	to inform Tax Exempt Fund shareholders about the proposed reorganization of the Tax Exempt Fund into the Govt. Fund, which has been approved by the Board of Trustees of the Trust, and the special meeting of shareholders (the “Meeting”) of the Tax Exempt Fund, the purpose of which is to vote on the proposed reorganization, and to solicit proxies from Tax Exempt Fund shareholders to be voted at the Meeting. Tax Exempt Fund shareholders are being asked to vote on the reporganization.

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In each reorganization (each, a “Reorganization”), the Prime Fund or the Tax Exempt Fund and its share classes will be merged into the Govt. Fund and its corresponding share classes, as illustrated in the following table:

Wilmington Prime Money Market Fund	Wilmington U.S. Government Money Market Fund
Service Class	Service Class
Select Class	Select Class
Administrative Class	Administrative Class
Institutional Class	Institutional Class

Wilmington Tax-Exempt Money Market Fund	Wilmington U.S. Government Money Market Fund
Service Class	Service Class
Select Class	Select Class
Administrative Class	Administrative Class

The Meeting will be held at the principal executive offices of the Trust at 111 South Calvert Street, 26th Floor, Baltimore, Maryland 21202, on August 10, 2016, at 3:00 p.m., Eastern Time. The Board of Trustees of the Trust (the “Board” or the “Trustees”) is soliciting these proxies on behalf of the Tax Exempt Fund.

The Prime Fund, the Tax Exempt Fund and the Govt. Fund are registered, open-end investment companies (mutual funds). In the reorganizations (and assuming that the Tax Exempt Fund’s shareholders vote to approve the Agreement and Plan of Reorganization), shareholders of the Prime Fund and the Tax Exempt Fund will receive Acquiring Fund shares having a total dollar value equivalent to the total dollar value of their investment in their Fund immediately prior to the time of the Reorganization, as determined pursuant to the Agreement and Plan of Reorganization. The Prime Fund and the Tax Exempt Fund will then be liquidated and dissolved.

This Prospectus/Proxy-Information Statement sets forth concisely the information about the proposed Reorganizations and the Govt. Fund that Prime Fund and Tax Exempt Fund shareholders should know about investing in the Govt. Fund.

You should retain this Prospectus/Proxy-Information Statement for future reference. Additional information about Prime Fund, the Tax Exempt Fund and the Govt. Fund and the proposed Reorganizations has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and can be found in the following documents and is incorporated into this Prospectus/Proxy-Information Statement by reference:

•	The prospectuses of the Prime Fund, the Tax Exempt Fund and the Govt. Fund, each Acquiring Fund and Target Fund, dated August 31, 2015, as supplemented and amended to date (the “Primary Prospectuses”), all of which are incorporated herein by reference; and

•	A statement of additional information (the “SAI”) dated August 31, 2015, as supplemented and amended to date, relating to this Prospectus/Proxy-Information Statement, which has been filed with the SEC and is incorporated herein by reference.

A copy of the Primary Prospectus for the Govt. Fund is enclosed with this Prospectus/Proxy-Information Statement.

You may request a free copy of the SAI relating to this Prospectus/Proxy-Information Statement without charge by calling 1-800-836-2211 or by writing to the Trust at 111 South Calvert Street, 26th Floor, Baltimore, Maryland 21202.

You can obtain copies of the Primary Prospectuses, the Trust’s statement of additional information, or annual or semi-annual reports without charge by contacting the Trust at 1-800-836-2211, or by visiting www.wilmingtonfunds.com.

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This Prospectus/Proxy-Information Statement will first be sent to shareholders on or about June 24, 2016.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/PROXY-INFORMATION STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU COULD LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. ALTHOUGH EACH FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT CANNOT GUARANTEE THAT IT WILL DO SO. AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF M&T BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. NEITHER THE FUNDS’ INVESTMENT ADVISER NOR ANY OF ITS AFFILIATES HAS A LEGAL OBLIGATION TO PROVIDE FINANCIAL SUPPORT TO A FUND, AND YOU SHOULD NOT EXPECT THAT THE FUNDS’ INVESTMENT ADVISER OR ANY OF ITS AFFILIATES WILL PROVIDE FINANCIAL SUPPORT TO A FUND AT ANY TIME.

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OVERVIEW

This is a summary of the information that is contained elsewhere in this Prospectus/Proxy-Information Statement, as well as in the Plan, as defined below, the Primary Prospectuses, and the SAI for this Prospectus/Proxy-Information Statement. Shareholders should read this entire Prospectus/Proxy-Information Statement and the Primary Prospectuses (the Primary Prospectus for Acquiring Fund accompanies this Prospectus/Proxy-Information Statement) carefully for more complete information.

As noted above, when we need to refer to a Target Fund or Acquiring Fund specifically, we use the following, shortened names:

Wilmington Prime Money Market Fund:	Prime Fund

Wilmington Tax-Exempt Money Market Fund:	Tax Exempt Fund

Wilmington U.S. Government Money Market Fund:	Govt. Fund

Although Prime Fund shareholders are not voting on the Prime Fund—Govt. Fund Reorganization and Tax Exempt Fund shareholders are voting on the Tax Exempt Fund—Govt. Fund Reorganization, much of the disclosure and discussion in this Prospectus/Proxy-Information Statement applies equally to each of the Reorganizations. Accordingly, when we use the term “Target Fund,” it means either the Prime Fund or the Tax Exempt Fund, and the term “Acquiring Fund” means the Govt. Fund. For example, if you are a shareholder in the Wilmington Prime Money Market Fund, then any discussion involving “Target Fund” and “Acquiring Fund” means your fund and the Govt. Fund, and any reference to “the Reorganization” means the reorganization of your fund into the Govt. Fund. The same terminology would apply if you are a shareholder in the Tax Exempt Fund. In addition, Target Funds and Acquiring Fund may also be referred to individually as a “Fund” or collectively as the “Funds.”

I am a Prime Fund shareholder. Why am I receiving this document?

You are receiving this Prospectus/Proxy-Information Statement because under relevant SEC guidance, you are entitled to receive substantially the same information about the Prime Fund—Govt. Fund Reorganization as you would receive if you were entitled to vote on the reorganization and we were soliciting your proxy.

I am a Tax Exempt Fund shareholder. Why am I receiving this document?

You are receiving this Prospectus/Proxy-Information Statement because you are entitled to vote on the reorganization of the Tax Exempt Fund into the Govt. Fund. We are soliciting your proxy, and under applicable SEC rules, we are required to send you this information.

I am a Tax Exempt Fund shareholder. What proposal am I being asked to vote on?

As a Tax Exempt Fund shareholder, you are being asked to vote on an Agreement and Plan of Reorganization (the “Plan”). The Reorganization consists of the transfer by Tax Exempt Fund of substantially all of its assets, except for assets in an amount deemed necessary to discharge Tax Exempt Fund’s liabilities, to Acquiring Fund in exchange for shares of Acquiring Fund having a value equal to the net assets of Tax Exempt Fund, as determined pursuant to the Plan. The Acquiring Fund shares will be issued to Tax Exempt Fund shareholders as part of the liquidation of Tax Exempt Fund. Shareholders of a share class of Tax Exempt Fund will receive their pro rata portion of the shares of the corresponding class of Acquiring Fund as of the time the Reorganization occurs. Shareholders will receive shares having a total dollar value equal to the total dollar value of their investment in the Tax Exempt Fund immediately prior to the Reorganization. The Plan contemplates the Reorganization of Tax Exempt Fund and its share classes into the Acquiring Fund and its corresponding share classes as set forth in the following table:

Wilmington Tax-Exempt Money Market Fund	Wilmington U.S. Government Money Market Fund
Service Class	Service Class
Select Class	Select Class
Administrative Class	Administrative Class

If you do not wish to have your Tax Exempt Fund shares exchanged for shares of Acquiring Fund as part of the applicable Reorganization, then you should redeem your shares prior to the completion of the Reorganization on August 22, 2016.

The Plan is subject to certain closing conditions and termination rights, including the right of the Board of Trustees of the Trust (the “Board” or the “Trustees”) to terminate the Plan with respect to a Target Fund or Acquiring Fund, as applicable, if it determines that proceeding with the applicable Reorganization is not in the best interests of a Target Fund or Acquiring Fund.

I am a Prime Fund shareholder. Why don’t I get to vote on the Reorganization?

Under SEC rules, shareholder approval of the Prime Fund—Govt. Fund Reorganization is not required since: (i) the two funds’ fundamental policies and advisory contracts are not materially different; (ii) the independent trustees of the Prime Fund will comprise a majority of the independent trustees of the Govt. Fund; and (iii) the Rule 12b-1 distribution fees that the Govt. Fund is authorized to pay are not greater than those of the Prime Fund. In addition, the Wilmington Funds’ declaration of trust does not require shareholder approval of the reorganization.

If you do not wish to have your Prime Fund shares exchanged for shares of the Govt. Fund as part of the Reorganization, then you should redeem your shares prior to the completion of the Reorganization on August 15, 2016.

What is the anticipated timing of the Reorganization?

The Prime Fund—Govt. Fund Reorganization is expected to occur immediately following the close of business on August 12, 2016, or such other date and time as the two Funds may agree.

The meeting of Tax Exempt Fund shareholders is scheduled to occur on August 10, 2016. Assuming that the shareholders approve the Reorganization, it will take place immediately following the close of business on August 19, 2016, or such other date and time as the two Funds may agree.

With respect to each Reorganization, “Closing Date” means the date specified above as the date on which the Reorganization is expected to occur.

Why has the Prime Fund Reorganization been approved, and why is the Tax Exempt Fund Reorganization being proposed?

The SEC’s 2014 money market fund reforms (“MMF Reform”) have transformed the $2.8+ trillion U.S. money market fund business. Commencing on October 14, 2016, a prime or tax-exempt money market fund with institutional shareholders must operate with a floating net asset value (“FNAV”), and be subject to the potential for Board-imposed liquidity fees and suspensions of redemptions (“fees and gates”) if the fund’s “weekly liquid assets” decline below certain levels. In general, a prime or tax-exempt money market fund with retail shareholders only may continue to use amortized cost pricing to maintain a stable (i.e., $1.00) net asset value, and will also be subject to fees and gates. Also under MMF Reform, a U.S. Government money market fund must invest at least 99.5% of its assets (rather than the current 80%) in cash, U.S. government securities, and repurchase agreements collateralized by U.S. government securities and cash. A U.S. Government money market fund will maintain a stable (i.e., $1.00 per share) net asset value, and will not be subject to fees and gates (unless a fund board affirmatively decides otherwise and notifies shareholders in advance).

As discussed in more detail in the next question-and-answer, Wilmington Funds Management Corporation (“WFMC”) and Wilmington Trust Investment Advisors, Inc. (“WTIA” and, together with WFMC, “Adviser”), the investment adviser and primary subadviser, respectively, to Target Funds and Acquiring Fund, believe that the Reorganizations are the responses to MMF Reform that are in the best interests of the Target Funds and their shareholders.

For information regarding the specific factors that were considered by the Trustees, please refer to the “The Proposed Reorganization—Reasons for the Reorganization and Trustees’ Considerations” section below.

How would the Reorganization benefit shareholders of Target Fund?

Adviser believes that on and after October 14, 2016, substantially all Prime Fund and Tax Exempt Fund shareholders will prefer, for the near future at least, a money market fund product that most closely resembles the pre-MMF Reform money market fund in which they were invested. In other words, Adviser believes that you will prefer a money market fund that seeks to maintain a stable, $1.00 NAV and that is not subject to fees and gates. The Govt. Fund satisfies these preferences.

A substantial number of Prime Fund and Tax Exempt Fund shareholders have bank, brokerage and other accounts at M&T Bank, M&T Securities, Inc., Wilmington Trust, N.A., and Wilmington Trust Company that are linked to Prime Fund and Tax Exempt Fund accounts so that excess cash can be swept into a money market fund investment and swept back out as needed. A number of systems vendors to these financial services affiliates of Adviser are not adjusting their products to accommodate sweeping cash into and out of a money market fund with a floating net asset value. Accordingly, these affiliates must provide a stable NAV money market fund for their sweep account products. The Govt. Fund is already an investment choice for sweep account products at M&T Bank, M&T Securities, Inc., Wilmington Trust, N.A., and Wilmington Trust Company, so the Reorganizations will provide a seamless and efficient way to transition Prime Fund and Tax Exempt Fund shareholders with sweep accounts into a money market fund that is compatible with these institutions’ systems.

Who bears the expenses associated with the Reorganization?

All expenses of the Reorganizations, whether or not the Reorganizations are completed, including the cost of the solicitation of Tax Exempt Fund shareholders and any costs directly associated with preparing, filing, printing, and distributing to Target Fund shareholders all materials relating to this Prospectus/Proxy-Information Statement, as well as the conversion costs associated with the Reorganizations, will be borne by Adviser or its affiliates. Adviser estimates the total cost of the Reorganizations to be approximately $115,300. In addition to solicitations through the mail, proxies from Tax Exempt Fund shareholders may be solicited by officers, employees, and agents of the Trust, Adviser and its affiliates, or, if necessary, a communications firm retained for this purpose.

Prior to the Reorganizations, each Target Fund will, to the extent permitted by its investment goal and principal investment strategies and in the ordinary course of business, invest and re-invest in securities eligible for the Govt. Fund. After the Reorganizations, the Govt. Fund will, in the ordinary course of business, re-invest the proceeds of maturing Target Fund investments (for example, commercial paper of the Prime Fund and state/local government securities from the Tax Exempt Fund) in securities eligible for a “government money market fund.” Adviser estimates that the incremental, additional cost of these activities should not exceed $600.

In addition, the sale of securities by a Target Fund prior to its Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could increase the amount of the final distribution made by Target Fund prior to the Reorganization. Immediately prior to the Closing Date of its Reorganization, Target Fund will declare and pay to shareholders a final distribution consisting of all of its undistributed investment company taxable income, net capital gain and at least 90% of its tax-exempt net income, if any, for taxable years ending on or before the Closing Date.

What are the federal income tax consequences of the Reorganizations?

Shares in each Target Fund, which have a net asset value of $1.00, will be exchanged for shares in Acquiring Fund, which have a net asset value of $1.00. Accordingly, the Reorganizations will result in no material adverse federal income tax consequences to the Funds or their shareholders. Accordingly, Adviser is not structuring the Reorganizations as tax-free transactions, and as a result, Adviser anticipates that the Reorganizations will be treated as taxable transactions. In addition, neither Reorganization is expected to satisfy the continuity of business enterprise requirement for tax-free reorganizations, because, in each Reorganization, not enough of the Target Fund’s assets would be suitable for the Acquiring Fund.

How will the number of shares of the Acquiring Fund that I will receive be determined?

As a Target Fund shareholder, you will receive your pro rata share of Acquiring Fund shares of the appropriate class received by the Target Fund in the Reorganization. The number of shares that Target Fund’s shareholders will receive will be based on the relative net asset values of Target Fund and Acquiring Fund as of 4:00 p.m., Eastern Time, on the Closing Date. Target Fund’s assets will be valued using the valuation procedures used to value the assets of the Acquiring Fund. The total value of your holdings should not change as a result of the Reorganization.

How do the fees of Acquiring Fund compare to those of Target Fund?

The contractual investment advisory fees of Acquiring Fund are the same as the contractual investment advisory fee of Target Fund.

During the twelve-month period ended October 31, 2015, WFMC voluntarily agreed to waive, and/or reimburse operating expenses of the Prime Fund, the Tax Exempt Fund and the Govt. Fund in order to maintain a positive yield for each share class for the period. The net advisory fee for that twelve-month period for each share class of each Fund was 0.08%, 0.00% and 0.02%, respectively. In addition, for the Tax Exempt Fund WFMC reimbursed 0.07% of operating expenses.

The gross expense ratio of the Select Class shares of the Prime Fund, the Tax Exempt Fund and the Govt. Fund for the twelve-months ended October 31, 2015, was 0.73%, 0.76% and 0.72%, respectively. The net expense ratio of the Select Class shares of the Prime Fund, the Tax Exempt Fund and the Govt. Fund for that period was 0.16%, 0.04% and 0.09%, respectively. As noted in the preceding paragraph, WFMC voluntarily agreed to waive, and/or reimburse operating expenses of the Prime Fund, the Tax Exempt Fund and the Govt. Fund in order to maintain a positive yield for each share class for the period. WFMC may discontinue the voluntary waivers at any time.

For more information, please see “Comparative Fee Tables and Expenses” and “Management of the Target Funds and Acquiring Funds” below.

Will I have to pay any front-end sales charges, contingent deferred sales charges or redemption fee in connection with the Reorganization?

No. You will not have to pay any front-end sales charge, contingent deferred sales charge (“CDSC”) or redemption fee in connection with the Reorganization, which means that the aggregate value of Acquiring Fund shares issued to you in the Reorganization will equal the aggregate value of Target Fund shares you own immediately prior to the Reorganization.

How do the share purchase, redemption and exchange procedures of Acquiring Fund compare to those of Target Fund?

They are the same. For more information concerning the share purchase, redemption and exchange procedures of Acquiring Fund and Target Fund, please see the Primary Prospectuses.

Are the investment goals and strategies of Target Fund similar to the investment goals and strategies of Acquiring Fund?

Prime Fund. The investment goals of the Prime Fund and the Govt. Fund are identical. The principal investment strategies are similar, with the exception that the Govt. Fund may not invest in corporate, municipal or asset-backed obligations. Consequently, in a non-zero interest rate policy environment, the yield to shareholders in the Govt. Fund would be lower than the yield to shareholders in the Prime Fund, because the Prime Fund may invest in higher yielding (and riskier), non-U.S. government related securities. In addition, the increased demand for government securities as a result of MMF Reform is likely to depress yields on those securities and exacerbate the typical yield differential between prime and government money market funds.

Tax Exempt Fund. While the Govt. Fund will continue to meet the current income, stability and liquidity objectives of a Tax Exempt Fund shareholder, the Govt. Fund is not managed to meet the Tax Exempt Fund shareholder’s objective of having that income be exempt from federal income tax. A Tax Exempt Fund shareholder who wishes to maintain the federal income tax benefits offered by the Tax Exempt Fund will have to redeem (or be liquidated) and invest in a retail or institutional tax exempt fund offered by another provider.

For a detailed comparison of each Fund’s investment goals and strategies, see the “Comparison of Investment Goals and Strategies” section below.

Do the fundamental investment policies differ between Target Fund and Acquiring Fund?

The fundamental investment policies of Target Fund and Acquiring Fund regarding issuer diversification, industry concentration, borrowing money, issuing senior securities, purchasing securities on margin, underwriting securities, purchasing or selling real estate, purchasing or selling commodities or commodity contracts, and making loans are substantially similar to one another, and include investment policies required by the Investment Company Act of 1940, as amended (“1940 Act”).

Will any changes to Acquiring Fund occur as a result of the Reorganization?

Yes. After the Reorganization with the Tax Exempt Fund occurs (assuming that it is approved), and prior to October 14, 2016, the “Principal Investment Strategies” of the Govt. Fund will be revised to require that the Fund invest at least 99.5% of its assets in U.S. government securities. On and after October 14, 2016, the Govt. Fund must satisfy this minimum investment requirement in order to call itself a “government money market fund,” maintain a stable NAV of $1.00, and not be subject to fees and gates.

I am a Tax Exempt Fund shareholder. How many votes am I entitled to cast?

As a shareholder of the Tax Exempt Fund, you are entitled to one vote for each whole share, and a proportionate fractional vote for each fractional share, that you own of the Tax Exempt Fund on the record date. The record date is May 27, 2016 (the “Record Date”).

Completion of the Tax Exempt Fund’s Reorganization is conditioned on the approval of the Reorganization by the Tax Exempt Fund’s shareholders. The Reorganization of the Prime Fund is not dependent on the approval of the Reorganization of the Tax Exempt Fund.

I am a Tax Exempt Fund shareholder. How do I vote my Tax Exempt Fund shares?

You may vote your shares in person at the Meeting or by completing and signing the enclosed proxy card and mailing it in the enclosed postage-paid envelope. You may also vote by touch-tone telephone by calling the toll-free number printed on your proxy card and following the recorded instructions, or by Internet by going to the website printed on your proxy card and following the instructions. If you need any assistance, or have any questions regarding the proposal or how to vote your shares, please call 1-800-836-2211.

I am a Tax Exempt Fund shareholder. What are the quorum and approval requirements for the Tax Exempt Fund Reorganization?

Holders of at least one-third of the total number of shares of the Tax Exempt Fund that are outstanding as of the Record Date, and who are present in person or by proxy at the Meeting, shall constitute a quorum for the purpose of voting on the proposal. Approval of the Reorganization requires the affirmative vote of 67% or more of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Tax Exempt Fund are present or represented by proxy, or of more than 50% of the outstanding voting securities of the Tax Exempt Fund, whichever is less (“1940 Act Majority”).

I am a Tax Exempt Fund shareholder. What if there are not enough votes to reach a quorum or to approve the Tax Exempt Fund Reorganization by the scheduled Meeting date?

If there are not sufficient votes to approve the proposal or to achieve a quorum by the time of the Meeting, the Meeting may be adjourned from time to time to permit further solicitation of proxy votes. To facilitate the receipt of a sufficient number of votes, we may need to take additional action. Broadridge Financial Solutions, Inc., a proxy solicitation firm, or other persons who are affiliated with Adviser, the Trust or its affiliates, may contact you by mail or telephone. Therefore, we encourage shareholders to vote as soon as they review the enclosed proxy materials to avoid additional mailings or telephone calls.

Voting your shares immediately will help minimize additional solicitation expenses and prevent the need to make a call to you to solicit your vote.

I am a Tax Exempt Fund shareholder. What happens if the Reorganization is not approved by the Tax Exempt Fund’s shareholders?

If the shareholders of the Tax Exempt Fund do not approve its Reorganization, then it is likely that the Adviser would liquidate the Fund. As of October 14, 2016, all institutional shareholders would have to be transitioned out of the Fund, and the resulting retail-only fund would likely be too small to be sustainable. Retail shareholders who do not wish to be subject to fees and gates would likely migrate to a government money market fund, further shrinking the Tax Exempt Fund.

I am a Prime Fund shareholder. What happens if the Tax Exempt Fund Reorganization is not approved by that Fund’s shareholders?

The Prime Fund Reorganization will occur regardless of whether Tax Exempt Fund Reorganization is approved by shareholders.

What else should I know?

You could lose money by investing in the Govt. Fund. Although the Govt. Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee that it will do so. An investment in the Govt. Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Neither Adviser nor any of its affiliates has a legal obligation to provide financial support to the Govt. Fund, and you should not expect that Adviser or any of its affiliates will provide financial support to the Govt. Fund at any time.

Do the principal risks associated with investments in Target Fund differ from the principal risks associated with investments in Acquiring Fund?

The principal risks associated with investments in the Prime Fund and the Govt. Fund are similar in that they are subject to credit risk and interest rate risk. The Prime Fund is also subject to call risk, credit risk from asset-backed securities, liquidity risk, municipal securities risk and prepayment risk.

The principal risks associated with investments in the Tax Exempt Fund and the Govt. Fund are similar in that they are subject to credit risk and interest rate risk. The Tax Exempt Fund is also subject to liquidity risk, municipal securities risk and tax risk.

For a detailed comparison of each Fund’s principal investment risks, see “Comparison of Principal Risks” below.

COMPARISON OF THE FUNDS

The following discussion is qualified in its entirety by reference to the Primary Prospectuses and the SAI for this Prospectus/Proxy-Information Statement, as well as the SAIs for Target Fund and Acquiring Fund.

Comparison of Investment Goals and Strategies

The following summarizes the investment goals, principal investment strategies and management differences, if any, between Target Fund and its corresponding Acquiring Fund:

	Prime Fund (Target Fund)	Govt. Fund (Acquiring Fund)
Investment Goal	The Fund seeks to provide current income while maintaining liquidity and stability of principal.	The Fund seeks to provide current income while maintaining liquidity and stability of principal.

Investment Strategies

Under normal circumstances, the Fund seeks to achieve its goal by investing at least 80% of its net assets in money market instruments comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. government and its agencies, corporations, and repurchase agreements secured by these obligations. The Fund may also invest in municipal securities and asset backed securities.

In selecting securities for the Fund, the investment advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality, and must meet certain SEC requirements relating to portfolio liquidity. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

Under normal circumstances, the Fund seeks to achieve its goal by investing at least 80% of its net assets in money market instruments comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. government and its agencies, and repurchase agreements secured by these obligations.

In selecting securities for the Fund, the investment advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality, and must meet certain SEC requirements relating to portfolio liquidity. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

As you can see from the above table, the investment goals of the Prime Fund and the Govt. Fund are the same. The principal investment strategies of the two Funds are similar, and both Funds may only purchase securities that meet the maturity, diversification, credit quality and liquidity requirements of the SEC. Unlike the

Prime Fund, the Govt. Fund may not invest in corporate, municipal or asset-backed obligations. Consequently, in a non-zero interest rate policy environment, the yield to shareholders in the Govt. Fund would be lower than the yield to shareholders in the Prime Fund, because the Prime Fund may invest in higher yielding (and riskier) ), non-U.S. government related securities. In addition, the increased demand for government securities as a result of MMF Reform is likely to depress yields on those securities and exacerbate the typical yield differential between prime and government money market funds.

	Tax Exempt Fund (Target Fund)	Govt. Fund (Acquiring Fund)
Investment Goal	The Fund seeks to provide current income that is exempt from federal income taxes while maintaining liquidity and stability of principal.	The Fund seeks to provide current income while maintaining liquidity and stability of principal.

Investment Strategies

The Fund seeks to achieve its investment goal by investing in high quality, short-term municipal money market instruments, including variable rate demand instruments, that pay interest exempt from federal income tax. The issuers of these securities may be state and local governments and agencies located in any of the 50 states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Fund maintains a fundamental policy that, under normal circumstances, it will invest its net assets so that at least 80% of income it distributes will be exempt from federal income tax, including the federal alternative minimum tax (“AMT”).

In selecting securities for the Fund, the investment advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality, and must meet certain SEC requirements relating to portfolio liquidity. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

Under normal circumstances, the Fund seeks to achieve its investment goal by investing at least 80% of its net assets in money market instruments comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. government and its agencies, and repurchase agreements secured by these obligations.

In selecting securities for the Fund, the investment advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality, and must meet certain SEC requirements relating to portfolio liquidity. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

As you can see from the above table, the investment goals of the Tax Exempt Fund and the Govt. Fund are similar, in that both Funds seek to provide current income while maintaining liquidity and a stable price. Both Funds may only purchase securities that meet the maturity, diversification, credit, quality and liquidity requirements of the SEC. Unlike the Tax Exempt Fund, the Govt. Fund does not invest in state and local government securities and does not seek to provide income that is exempt from federal income tax, so a Tax Exempt Fund shareholder who wishes to maintain the federal income tax benefits offered by that Fund will have to redeem (or be liquidated) and invest in a retail or institutional tax exempt fund offered by another provider.

After the Reorganizations have been completed and prior to October 14, 2016, the Govt. Fund will, in the ordinary course of business, invest and reinvest in portfolio securities so that at least 99.5% of its assets consist of cash, government securities, and repurchase agreements collateralized by government securities and cash.

Comparison of Principal Risks

As shown in the charts below, the principal risks associated with Target Fund are more extensive than those of Acquiring Fund, since Target Fund may invest in more, and riskier, types of securities.

The actual risks of investing in each Fund depend on the securities held in each Fund’s portfolio and on market conditions, both of which change over time. Many factors affect a Fund’s performance. A Fund’s share price may change daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A Fund’s reaction to these developments will be affected by the types of securities in which the Fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the Fund’s level of investment in the securities of that issuer.

You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee that it will do so. An investment in a Fund is not a deposit of M&T Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Neither Adviser nor any of its affiliates has a legal obligation to provide financial support to a Fund, and you should not expect that Adviser or any of its affiliates will provide financial support to a Fund at any time.

PRIME FUND INTO GOVT. FUND

Principal Risk	Fund Subject to Risk
Call Risk—Issuers of securities may redeem the securities prior to maturity at a price below their current market value.	Prime Fund

Credit Risk—There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

Both Funds

Credit Risk/Asset Backed Securities—The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

Prime Fund

Principal Risk	Fund Subject to Risk

Interest Rate Risk—The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases the length of the maturity of the fixed income security. Accordingly, the yield earned by a Fund will vary with changes in interest rates. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer the Fund’s duration, the more sensitive the Fund will be to changes in interest rates.

Both Funds

Liquidity Risk—Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.

Prime Fund

Municipal securities risk—The Fund will likely be impacted by events tied to the overall municipal securities markets. Those markets can be volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the economy. Further, a fund that invests in the securities of a particular bond market sector (e.g., healthcare, housing or one political subdivision) is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not make such sector investments. It is possible that economic, business or political developments or other changes affecting one security in the sector will affect other securities in that sector in the same manner, thereby increasing the risk of such investments.

Prime Fund

Prepayment Risk—The risk that a mortgage-backed or other asset-backed security may be paid off and proceeds delivered to a Fund earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.

Prime Fund

As a result of the Reorganization, shareholders of the Prime Fund will be exposed to fewer risks as shareholders in the Govt. Fund, which reflects the much narrower range of securities in which the Govt. Fund may invest.

TAX EXEMPT FUND INTO GOVT. FUND

Principal Risk	Fund Subject to Risk

Credit Risk—There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

Both Funds

Interest Rate Risk—The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases the length of the maturity of the fixed income security. Accordingly, the yield earned by a Fund will vary with changes in interest rates. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer the Fund’s duration, the more sensitive the Fund will be to changes in interest rates.

Both Funds

Liquidity Risk—The risk that certain securities may be difficult or impossible for a Fund to sell or dispose of at a price at which the Fund has valued the security.	Tax Exempt Fund

Principal Risk	Fund Subject to Risk

Municipal securities risk—The Fund will likely be impacted by events tied to the overall municipal securities markets. Those markets can be volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the economy. Further, a fund that invests in the securities of a particular bond market sector (e.g., healthcare, housing or one political subdivision) is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not make such sector investments. It is possible that economic, business or political developments or other changes affecting one security in the sector will affect other securities in that sector in the same manner, thereby increasing the risk of such investments.

Tax Exempt Fund

Tax Risk—Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.	Tax Exempt Fund

As a result of the Reorganization, shareholders of the Tax Exempt Fund will be exposed to fewer risks as shareholders in the Govt. Fund, which reflects the much narrower range of securities in which the Govt. Fund may invest.

Comparative Fee Tables and Expenses

The tables below allow a shareholder to compare the sales charges, management fees and expense ratios of Target Fund with Acquiring Fund and to analyze the estimated expenses that Acquiring Fund expects to bear following the Reorganization. The shareholder transaction expenses presented below show the maximum sales charge (load) on purchases of Fund shares as a percentage of offering price, and the maximum contingent deferred sales charge on redemption of Fund shares as a percentage of original purchase price or redemption proceeds, as applicable. However, you will not have to pay any sales charge on any shares of Acquiring Fund received as part of the Reorganization. Annual Fund Operating Expenses are paid by each Fund. They include management fees, administrative costs and distribution and shareholder servicing fees, including pricing and custody services. In addition, following the presentation of historical operating expense information, Annual Fund Operating Expenses (and related Expense Examples) are presented on a pro forma combined basis.

The Annual Fund Operating Expenses shown in the tables below are based on expenses for the twelve-month period ended October 31, 2015. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Also shown are the Annual Fund Operating Expenses for Acquiring Fund on a pro forma basis as of October 31, 2015, after giving effect to the proposed Reorganization, based on combined net assets as if the transaction had occurred on November 1, 2014.

Prime Fund into Govt. Fund

	Prime Fund (Target Fund)				Govt. Fund (Acquiring Fund)
	Service Class	Select Class	Admin Class	Inst’l Class	Service Class	Select Class	Admin Class	Inst’l Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchase (as a percentage of offering price)	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None	None	None	None	None	None
Maximum Sales Charge (Load) Imposed on reinvested dividends (and distributions)	None	None	None	None	None	None	None	None
Redemption Fee	None	None	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None	None	None

Acquiring Fund after Reorganization
	Service Class	Select Class	Admin Class	Inst’l Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchase (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None	None
Maximum Sales Charge (Load) Imposed on reinvested dividends (and distributions)	None	None	None	None
Redemption Fee	None	None	None	None
Exchange Fee	None	None	None	None

	Prime Fund (Target Fund)				Govt. Fund (Acquiring Fund)
	Service Class	Select Class	Admin Class	Inst’l Class	Service Class	Select Class	Admin Class	Inst’l Class
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	None	0.25%	None	0.25%	None	0.25%	None
Other Expenses	0.33%	0.33%	0.33%	0.08%	0.32%	0.32%	0.32%	0.07%
Total Annual Fund Operating Expenses	0.98%	0.73%	0.98%	0.48%	0.97%	0.72%	0.97%	0.47%

	Acquiring Fund after Reorganization with the Target Fund (pro forma combined)
	Service Class	Select Class	Admin Class	Inst’l Class
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	None	0.25%	None
Other Expenses	0.32%	0.32%	0.32%	0.07%
Total Annual Fund Operating Expenses	0.97%	0.72%	0.97%	0.47%

Tax Exempt Fund into Govt. Fund

	Tax Exempt Fund (Target Fund)			Govt. Fund (Acquiring Fund)
	Service Class	Select Class	Admin Class	Service Class	Select Class	Admin Class	Inst’l Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchase (as a percentage of offering price)	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None	None	None	None	None
Maximum Sales Charge (Load) Imposed on reinvested dividends (and distributions)	None	None	None	None	None	None	None
Redemption Fee	None	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None	None

Acquiring Fund after Reorganization
	Service Class	Select Class	Admin Class	Inst’l Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchase (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None	None
Maximum Sales Charge (Load) Imposed on reinvested dividends (and distributions)	None	None	None	None
Redemption Fee	None	None	None	None
Exchange Fee	None	None	None	None

	Tax Exempt Fund (Target Fund)			Govt. Fund (Acquiring Fund)
	Service Class	Select Class	Admin Class	Service Class	Select Class	Admin Class	Inst’l Class
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	None	0.25%	0.25%	None	0.25%	None
Other Expenses	0.36%	0.36%	0.36%	0.32%	0.32%	0.32%	0.07%
Total Annual Fund Operating Expenses	1.01%	0.76%	1.01%	0.97%	0.72%	0.97%	0.47%

	Acquiring Fund after Reorganization with the Target Fund (pro forma combined)
	Service Class	Select Class	Admin Class	Inst’l Class
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	None	0.25%	None
Other Expenses	0.32%	0.32%	0.32%	0.07%
Total Annual Fund Operating Expenses	0.97%	0.72%	0.97%	0.47%

Prime Fund and Tax Exempt Fund into Govt. Fund

	Prime Fund (Target Fund)				Tax Exempt Fund (Target Fund)
	Service Class	Select Class	Admin Class	Inst’l Class	Service Class	Select Class	Admin Class	Inst’l Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchase (as a percentage of offering price)	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None	None	None	None	None	None
Maximum Sales Charge (Load) Imposed on reinvested dividends (and distributions)	None	None	None	None	None	None	None	None
Redemption Fee	None	None	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None	None	None

	Govt. Fund (Acquiring Fund)				Acquiring Fund after Reorganization
	Service Class	Select Class	Admin Class	Inst’l Class	Service Class	Select Class	Admin Class	Inst’l Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchase (as a percentage of offering price)	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None	None	None	None	None	None
Maximum Sales Charge (Load) Imposed on reinvested dividends (and distributions)	None	None	None	None	None	None	None	None
Redemption Fee	None	None	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None	None	None

	Prime Fund (Target Fund)				Tax Exempt Fund (Target Fund)
	Service Class	Select Class	Admin Class	Inst’l Class	Service Class	Select Class	Admin Class
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	None	0.25%	None	0.25%	None	0.25%
Other Expenses	0.33%	0.33%	0.33%	0.08%	0.36%	0.36%	0.36%
Total Annual Fund Operating Expenses	0.98%	0.73%	0.98%	0.48%	1.01%	0.76%	1.01%

	Govt. Fund (Acquiring Fund)				Acquiring Fund after Reorganization with the Target Funds (assumes both Reorganizations are completed) (pro forma combined)
	Service Class	Select Class	Admin Class	Inst’l Class	Service Class	Select Class	Admin Class	Inst’l Class
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	None	0.25%	None	0.25%	None	0.25%	None
Other Expenses	0.32%	0.32%	0.32%	0.07%	0.32%	0.32%	0.32%	0.07%
Total Annual Fund Operating Expenses	0.97%	0.72%	0.97%	0.47%	0.97%	0.72%	0.97%	0.47%

The fees and expenses in the above tables are based on average annual net assets for the twelve-month period ended October 31, 2015, for the pro forma combined figures. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. However, actual expenses paid by a shareholder of a Fund are limited by voluntary waivers. These voluntary waivers may be changed or terminated at any time.

Expense Examples

The following examples are intended to help you compare the cost of investing in shares of Target Fund with the cost of investing in Acquiring Fund currently and on a pro forma basis, and allow you to compare these costs with the cost of investing in other mutual funds. They illustrate the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:

•	$10,000 investment

•	5% annual return

•	no changes in the Fund’s operating expenses

Because the examples are hypothetical and for comparison only, your actual costs may be higher or lower.

Prime Fund

(Target Fund)

	1 Year	3 Year	5 Year	10 Year
Service Class	$100	$312	$542	$1,201
Select Class	$75	$233	$406	$906
Admin Class	$100	$312	$542	$1,201
Inst’l Class	$49	$154	$269	$604

Tax Exempt Fund

(Target Fund)

	1 Year	3 Year	5 Year	10 Year
Service Class	$103	$322	$558	$1,236
Select Class	$78	$243	$422	$942
Admin Class	$103	$322	$558	$1,236

Govt. Fund

(Acquiring Fund)

	1 Year	3 Year	5 Year	10 Year
Service Class	$99	$309	$536	$1,190
Select Class	$74	$230	$401	$894
Admin Class	$99	$309	$536	$1,190
Inst’l Class	$48	$151	$263	$591

Acquiring Fund after Reorganization with the Prime Fund

(assumes that only the Prime Fund Reorganization is completed) (Pro Forma Combined)

	1 Year	3 Year	5 Year	10 Year
Service Class	$99	$309	$536	$1,190
Select Class	$74	$230	$401	$894
Admin Class	$99	$309	$536	$1,190
Inst’l Class	$48	$151	$263	$591

Acquiring Fund after Reorganization with the Tax Exempt Fund

(assumes that only the Tax-Exempt Fund Reorganization is completed) (Pro Forma Combined)

	1 Year	3 Year	5 Year	10 Year
Service Class	$99	$309	$536	$1,190
Select Class	$74	$230	$401	$894
Admin Class	$99	$309	$536	$1,190
Inst’l Class	$48	$151	$263	$591

Acquiring Fund after Reorganization with the Prime Fund and Tax Exempt Fund

(assumes that Prime and Tax-Exempt Fund Reorganization are completed) (Pro Forma Combined)

	1 Year	3 Year	5 Year	10 Year
Service Class	$99	$309	$536	$1,190
Select Class	$74	$230	$401	$894
Admin Class	$99	$309	$536	$1,190
Inst’l Class	$48	$151	$263	$591

The projected post-Reorganization pro forma combined Annual Fund Operating Expenses and Expense Examples presented above are based on numerous material assumptions, including that the current contractual agreements will remain in place for one year. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, such as the future level of Acquiring Fund’s assets. Those factors are beyond the control of Acquiring Fund and Adviser.

If a Reorganization is approved, the resulting combined Fund will retain Acquiring Fund’s expense structure.

Comparison of Fund Performance

The following tables compare the (unaudited) average annual total return for:

•	the Service, Select, Administrative and Institutional Class shares of the Prime Fund (Target Fund) and the Govt. Fund (Acquiring Fund); and

•	the Service, Select and Administrative Class shares of the Tax Exempt Fund (Target Fund) and the Govt. Fund (Acquiring Fund),

in each case for the 1-, 5-, and 10-year periods (or if the Fund has less than 10 years’ performance, the life of the Fund) ended December 31, 2015, as compared with the performance of each Fund’s respective benchmark index over the same period shown for each Fund. Performance is based on net expenses during the periods and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower. For more information about the performance of the Funds see the “Performance Information” and “Financial Highlights” sections for Target Fund and for Acquiring Fund in the Primary Prospectuses.

The performance for the benchmark indices shown below does not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Funds’ performance. The benchmark indices are unmanaged and, unlike the Funds, are not affected by cash flows. It is not possible to invest directly in an index. Each Fund’s past performance is not a guarantee of future results.

Prime Fund and Govt. Fund—12/31/15

	Prime Fund (Target Fund)			Govt. Fund (Acquiring Fund)
	Fund Returns	iMoney Net, Inc. First Tier Retail Average	iMoney Net, Inc. First Tier Institutional Average	Fund Returns	iMoney Net, Inc. Govt. & Agency Retail Average	iMoney Net, Inc. Govt. & Agency Institutional Average
Service Class
1 Year	0.01%	0.01%	0.05%	0.01%	0.01%	0.02%
5 Year	0.01%	0.02%	0.05%	0.01%	0.01%	0.02%
10 Years or Life of Fund	1.17%	1.16%	1.30%	1.08%	1.07%	1.19%
Select Class
1 Year	0.02%	0.01%	0.05%	0.01%	0.01%	0.02%
5 Year	0.02%	0.02%	0.05%	0.01%	0.01%	0.02%
10 Years or Life of Fund	1.12%	1.16%	1.30%	1.16%	1.07%	1.19%
Admin Class
1 Year	0.02%	0.01%	0.05%	0.01%	0.01%	0.02%
5 Year	0.02%	0.02%	0.05%	0.01%	0.01%	0.02%
10 Years or Life of Fund	1.17%	1.16%	1.30%	1.13%	1.07%	1.19%
Inst’l Class
1 Year	0.02%	0.01%	0.05%	0.01%	0.01%	0.02%
5 Year	N/A	0.02%	0.05%	N/A	0.01%	0.02%
10 Years or Life of Fund[1]	0.02%	1.16%	1.30%	0.01%	1.07%	1.19%

Tax Exempt Fund and Govt. Fund—12/31/15

	Tax Exempt Fund (Target Fund)			Govt. Fund (Acquiring Fund)
	Fund Returns	iMoney Net, Inc. Tax-Free Retail Average	iMoney Net, Inc. Tax-Free Institutional Average	Fund Returns	iMoney Net, Inc. Govt. & Agency Retail Average	iMoney Net, Inc. Govt. & Agency Institutional Average
Service Class
1 Year	0.01%	0.02%	0.02%	0.01%	0.01%	0.02%
5 Year	0.01%	0.02%	0.02%	0.01%	0.01%	0.02%
10 Years or Life of Fund	0.71%	0.78%	0.86%	1.08%	1.07%	1.19%
Select Class
1 Year	0.01%	0.02%	0.02%	0.01%	0.01%	0.02%
5 Year	0.01%	0.02%	0.02%	0.01%	0.01%	0.02%
10 Years or Life of Fund	0.85%	0.78%	0.86%	1.16%	1.07%	1.19%
Admin Class
1 Year	0.01%	0.02%	0.02%	0.01%	0.01%	0.02%
5 Year	0.01%	0.02%	0.02%	0.01%	0.01%	0.02%
10 Years or Life of Fund	0.79%	0.78%	0.86%	1.13%	1.07%	1.19%
Inst’l Class
1 Year	N/A	N/A	N/A	0.01%	0.01%	0.02%
5 Year	N/A	N/A	N/A	N/A	0.01%	0.02%
10 Years or Life of Fund[1]	N/A	N/A	N/A	0.01%	1.07%	1.19%

1	The total return shown for the Institutional Class is for the period beginning with the inception date of 3/12/12 through 12/31/15. The total return shown for the iMoney Net Inc. benchmarks are for the 10 year period.

Govt. Fund 12/31/15

	Govt. Fund (Acquiring Fund)
	Fund Returns	iMoney Net, Inc. Govt. & Agency Retail Average	iMoney Net, Inc. Govt. & Agency Institutional Average
Service Class
1 Year	0.01%	0.01%	0.02%
5 Year	0.01%	0.01%	0.02%
10 Years or Life of Fund	1.08%	1.07%	1.19%
Select Class
1 Year	0.01%	0.01%	0.02%
5 Year	0.01%	0.01%	0.02%
10 Years or Life of Fund	1.16%	1.07%	1.19%
Admin Class
1 Year	0.01%	0.01%	0.02%
5 Year	0.01%	0.01%	0.02%
10 Years or Life of Fund	1.13%	1.07%	1.19%
Inst’l Class
1 Year	0.01%	0.01%	0.02%
5 Year	N/A	0.01%	0.02%
10 Years or Life of Fund[1]	0.01%	1.07%	1.19%

1	The total return shown for the Institutional Class is for the period beginning with the inception date of 3/12/12 through 12/31/15. The total return shown for the iMoney Net Inc. benchmarks are for the 10 year period.

For additional information regarding the performance of Acquiring Fund, including the annual total returns for the past ten years, see the “Performance Information” and “Financial Highlights” sections of the prospectus for Acquiring Fund, which has been mailed with this Prospectus/Proxy-Information Statement.

Comparison of Rights of Target Fund and Acquiring Fund Shareholders

Shareholders of Target Fund and Acquiring Fund have virtually identical rights. Target Fund and the Acquiring Fund are series of the Trust, and their shares are governed by the same Declaration of Trust and By-laws. As such, shareholders of Target Fund and of Acquiring Fund have the same rights with regard to issues such as quorum, vote, notice, and adjournment requirements for shareholders’ meetings.

THE PROPOSED REORGANIZATION

Plan of Reorganization

The terms and conditions under which the Reorganization may be consummated are set forth in the Plan. Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan. A copy of the form of Plan is attached as Appendix A to this Prospectus/Proxy-Information Statement.

The Plan provides that Target Fund will convey to Acquiring Fund all of its assets, except for assets in an amount deemed necessary to: (i) discharge Target Fund’s known unpaid liabilities, and (ii) pay contingent liabilities deemed to exist against Target Fund as of the Closing Date. Target Fund will use commercially reasonable efforts to discharge all of its known liabilities and obligations prior to the Closing Date. In consideration, Acquiring Fund will assume all of the liabilities of Target Fund and deliver to Target Fund full and fractional shares of the respective class, as appropriate, having an aggregate net asset value equal to the aggregate value of the net assets of Target Fund, as determined pursuant to the terms of the Plan.

Immediately after the transfer of assets, Target Fund will distribute to its shareholders of record, with respect to each class of shares, the shares of Acquiring Fund of the corresponding class received by Target Fund, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within that class. Subsequently, Target Fund will completely liquidate, except as to the contingent liability reserve, as described more fully in the Plan.

Until the Closing Date, shareholders of Target Fund will continue to be able to redeem their shares. Redemption requests received after the Closing Date will be treated as requests received by Acquiring Fund for the redemption of its shares.

The Plan contains a number of representations and warranties made by the Trust related to, among other things, its legal status, compliance with laws and regulations and financial position (section 4.1). The Plan contains a number of conditions precedent that must occur before Target Fund or Acquiring Fund is obligated to proceed with the Reorganization (Articles VI, VII and VIII). These include, among others, that: (1) solely with respect to the Tax Exempt Reorganization, the shareholders of the Tax Exempt Fund approve the Plan with respect thereto; (2) the Trust receives from its legal counsel, certain opinions supporting the representations and warranties made by each party regarding legal status and compliance with laws and regulations (including an opinion from the Trust’s counsel that the shares issued in the Reorganization will be validly issued, fully paid and non-assessable); (3) the Trust receives from its counsel the tax opinion discussed below under “Federal Income Tax Consequences”; and (4) the Trust receives certain certificates from its officers concerning the continuing accuracy of its representations and warranties made in the Plan.

The Plan may be terminated and the Reorganization abandoned at any time prior to the Closing Date of the Reorganization due to (a) a breach of any representation, warranty, or agreement contained in the Plan to be performed at or before the Closing Date, if not cured within 30 days; (b) a condition in the Plan expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or (c) a determination by a party’s board of trustees, that the consummation of the transactions contemplated in the Plan is not in the best interest of a Fund.

The Plan provides that if the difference between the per share net asset value of any class of a Target Fund and the corresponding class of Acquiring Fund equals or exceeds $0.0010 at the valuation time of the Reorganization, as computed using market values in accordance with the policies and procedures established by the Trust, then the Trust shall have the right to postpone the Closing Date involving such Funds until such time as the per share difference is less than that amount. If such Closing Date is postponed, then the Fund having the per share net asset value of any class at the valuation time of the Reorganization that is $0.0010 or more lower than that of the corresponding class of shares of the other Fund will use commercially reasonable efforts to reduce such difference to less than $0.0010 within thirty days. If after thirty days, the difference between the per share net asset value of any class of a Target Fund and the corresponding class of Acquiring Fund still equals or exceeds $0.0010, then the officers of the Trust shall have the right to terminate the Reorganization involving such Target Fund and Acquiring Fund.

Approval of the Tax Exempt Fund Reorganization requires the affirmative vote of 67% or more of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Tax Exempt Fund are present or represented by proxy, or of more than 50% of the outstanding voting securities of the Tax Exempt Fund, whichever is less (“1940 Act Majority”). See the section of this Prospectus/Proxy-Information Statement entitled “Voting Information” for more information. The Plan provides that the failure of any Target Fund to consummate the transactions contemplated in the Plan will not affect the consummation of the Reorganization of any other Target Fund.

Target Fund shareholders who do not wish to have their Target Fund shares exchanged for shares of Acquiring Fund as part of the Reorganization should redeem their shares prior to the consummation of the Reorganization.

The cost of the solicitation related to the Reorganization, including any costs directly associated with preparing, filing, printing and distributing to the shareholders of Target Fund all materials relating to this Prospectus/Proxy-Information Statement and soliciting shareholder votes, as well as conversion costs associated with the Reorganization, will be borne by Adviser or its affiliates.

Reasons for the Reorganization and Trustees’ Considerations

The Board, advised by independent legal counsel, considered the Reorganizations at a meeting held on March 15, 2016. At several quarterly Board meetings prior to the March 15 meeting, the Board received, reviewed and discussed with Adviser a significant amount of information concerning MMF Reform and its possible effects on the Funds and on the money market fund industry. At the March 15 meeting, the Board received, reviewed and discussed information concerning the Prime Fund, the Tax Exempt Fund, the Govt. Fund and the proposed Reorganizations; met with representatives of Adviser; and considered the terms of the proposed Reorganizations and the anticipated benefits to the shareholders of the Prime Fund and the Tax Exempt Fund. The Board, including the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), approved the Plan and the proposed Reorganizations with respect to the Prime Fund and the Tax Exempt Fund, and recommended the approval of the Plan by the Tax Exempt Fund’s shareholders. In approving the Plan and the Reorganization, the Board determined that participation in the Reorganization is in the best interests of each Target Fund and Acquiring Fund and their respective shareholders and that the economic interests of the shareholders of each Target Fund and Acquiring Fund would not be diluted as a result of the Reorganization. The shareholders of Acquiring Fund are not required to approve either Reorganization.

In approving the proposed Reorganization, the Board took into consideration the following factors, among others:

•	The compatibility of the investment goals and strategies of Target Fund and Acquiring Fund, and specifically that the investment goals of the Prime Fund and the Govt. Fund are identical, and that the investment goals of the Tax Exempt Fund and the Govt. Fund have significant similarities;

•	The investment performance of the Funds, and specifically that as market interest rates rise, and as the increased demand for government securities by government money market funds depresses yields on those securities, the yield differential between prime and government money market funds may be exaggerated;

•	The terms and conditions of the Plan;

•	The fact that the Reorganization will result in no material adverse federal income tax consequences to the Funds or their shareholders;

•	The fact that all of the fees and expenses of each Reorganization are being borne by Adviser or its affiliates;

•	The fact that the Reorganization would not dilute the interests of Target Fund or Acquiring Fund shareholders;

•	The relative sizes of Target Fund and Acquiring Fund both before and after the Reorganization, and specifically that the size of each Target Fund relative to the size of Acquired Fund did not preclude Acquired Fund from being treated as the accounting survivor in each Reorganization;

•	The perceived desire of substantially all Prime Fund and Tax Exempt Fund shareholders for a stable, $1.00 NAV and no fees and gates notwithstanding the potential yield differentials between the Target Funds and Acquiring Fund and the loss of favorable tax treatment for Tax Exempt Fund shareholders;

•	The fact that important sweep account systems at the financial services affiliates of Adviser, which are utilized to service a substantial number of Prime Fund and Tax Exempt Fund shareholders, will not be able to process transactions in money market fund shares with a floating NAV; and

•	The relative expense ratios of Target Fund and Acquiring Fund and the anticipated effect of the proposed Reorganization on the expense ratio of Acquiring Fund both before and after expense caps and fee waivers.

In addition, the Board considered that the Reorganization presents an opportunity for Acquiring Fund to acquire substantial investment assets without the obligation to pay commissions or other transactions costs that a fund normally incurs when purchasing securities.

The Board also considered that the principal alternative to reorganizing the Prime Fund and the Tax Exempt Fund would be to convert them to retail money market funds and attempt to migrate the institutional investors to the Govt. Fund. Aside from contradicting Adviser’s critical conclusion about the desires of retail shareholders (i.e., a fund not subject to fees and gates), the deficiencies of this alternative include: (i) probable loss of institutional and retail assets to third-party government money market funds in the conversion/migration process; (ii) a retail fund that lacks scale immediately and may require subsidies from Adviser; (iii) a retail fund that may be susceptible to asset loss as shareholders overcome their initial inertia and actively reject fees and gates by moving to government money market funds; (iv) the time-consuming, account-by-account process required to move institutional accounts, and the accompanying risk of asset loss; and (v) the compliance risk that the retail fund would still contain an institutional shareholder, given the complexity of the retail versus institutional classification rules.

The Board also considered Adviser’s commitment to contribute capital to a Fund if the net asset value per share of a Fund (calculated using amortized cost rounded to the fourth decimal place and reflecting any realized losses) is less than the net asset value per share of its Reorganization counterparty.

Upon considering these factors, the Board approved the Reorganizations, and recommends shareholder approval of the Tax Exempt Fund Reorganization.

Description of the Securities to be Issued and Form of Organization

Shareholders of the Service, Select, Administrative and Institutional Class shares of the Prime Fund will be issued the Service, Select, Administrative and Institutional Class shares, respectively, of Acquiring Fund. The shares to be issued in connection with the Reorganization will be fully paid and non-assessable when issued and will have no pre-emption or conversion rights.

Shareholders of the Service, Select and Administrative Class shares of the Tax Exempt Fund will be issued the Service, Select and Administrative Class shares, respectively, of Acquiring Fund. The shares to be issued in connection with the Reorganization will be fully paid and non-assessable when issued and will have no pre-emption or conversion rights.

Target Fund and Acquiring Fund are series of the Trust, which is a Delaware statutory trust and is governed by the same agreement and declaration of trust and bylaws. As a result, there are no material differences between the rights of shareholders of Target Fund and Acquiring Fund. The assets and liabilities of Target Fund and Acquiring Fund are legally separate from the assets and liabilities of any other fund that is a series of the Trust. Each share of Acquiring Fund represents an equal proportionate interest with each other share of the Fund, and each such share of Acquiring Fund is entitled to equal liquidation, redemption and voting rights except where class voting is required by the Trust’s governing instruments, or applicable law, in which case shareholders of a class will have exclusive voting rights on matters affecting only that class. The Trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. For more information about redemption rights and exchange privileges, please refer to the “How to Purchase, Redeem, and Exchange Shares” section in the Prospectuses.

Federal Income Tax Consequences of the Reorganization

Each Fund has qualified for treatment as a “regulated investment company” under Subchapter M of Chapter 1 of the Code, since their respective inceptions. Accordingly, the Trust believes that each Fund has been, and expects each Fund to continue through the closing to be, relieved of any federal income tax liability on its taxable income and gains it distributes to shareholders to the extent provided for in Subchapter M.

Adviser anticipates that the Reorganizations will be treated as taxable, not tax-free, transactions. However, because each Target Fund and Acquiring Fund effect transactions in shares at $1.00 per share, a Reorganization will result in no material adverse federal income tax consequences to the Funds or their shareholders. Due to the taxable treatment of the Reorganizations, Target Fund tax attributes, such as asset basis and holding period, will not carry over to Acquiring Fund.

Neither Target Fund nor Acquiring Fund have requested or will request an advance ruling from the IRS as to the federal income tax consequences of the Reorganization. As a condition to closing, Stradley Ronon Stevens & Young, LLP will render an opinion to Target Fund and Acquiring Fund as to the foregoing federal income tax consequences of the Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Closing Date, of certain representations of Target Fund and Acquiring Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion. Such opinion of counsel may state that no opinion is expressed as to the effect of the Reorganization on Target Fund, Acquiring Fund or any Target Fund shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. A copy of the opinion will be filed with the SEC and will be available for public inspection. See “Information about the Funds.”

Opinions of counsel are not binding upon the IRS or the courts and it is possible that the IRS or the courts could disagree with the foregoing opinion or could conclude that tax-free reorganization treatment applies.

Final Dividend. Target Fund will declare one or more final dividends, and Acquiring Fund may declare a dividend payable at or near the time of closing, to their respective shareholders to the extent necessary to avoid entity level tax or as otherwise deemed desirable.

Pro Forma Capitalization

The following tables show the capitalization of Target Fund and Acquiring Fund as of, and on a pro forma combined basis (unaudited) as of October 31, 2015, giving effect to the proposed Reorganization. The tables are examples of the number of shares of Acquiring Fund that would be exchanged for the shares of the corresponding Target Fund if a Reorganization were consummated on October 31, 2015, and do not reflect the number of shares or value of shares that would actually be received if the Reorganization occurs on the Closing Date.

Prime Fund into Govt. Fund

	Prime Fund (Target Fund)	Govt. Fund (Acquiring Fund)	Pro Forma Adjustments	Govt. Fund (Acquiring Fund) After Reorganization Pro Forma
Service Class
Net Assets	$728,981,971	$810,608,763	—	$1,539,590,734
Shares Outstanding	729,013,990	810,600,486	—	1,539,614,476
Net Asset Value per Share	$1.00	$1.00		$1.00
Select Class
Net Assets	$2,400,824,962	$1,020,623,111	—	$3,421,448,073
Shares Outstanding	2,401,094,989	1,020,753,752	—	3,421,848,741
Net Asset Value per share	$1.00	$1.00		$1.00
Admin Class
Net Assets	$271,577,610	$1,703,126,482	—	$1,974,704,092
Shares Outstanding	271,683,016	1,703,320,382	—	1,975,003,398
Net Asset Value per Share	$1.00	$1.00		$1.00
Inst’l Class
Net Assets	$249,740,970	$18,405,550	—	$268,146,520
Shares Outstanding	249,739,847	18,407,831	—	268,147,678
Net Asset Value per Share	$1.00	$1.00		$1.00
Total Fund
Net Assets	$3,651,125,513	$3,552,763,906		$7,203,889,419
Shares Outstanding	3,651,531,842	3,553,082,451	—	7,204,614,293
Net Asset Value Per Share	$1.00	$1.00		$1.00

Tax Exempt Fund into Govt. Fund

	Tax Exempt Fund (Target Fund)	Govt. Fund (Acquiring Fund)	Pro Forma Adjustments	Govt. Fund (Acquiring Fund) After Reorganization Pro Forma
Service Class
Net Assets	$59,501,242	$810,608,763	—	$870,110,005
Shares Outstanding	59,548,656	810,600,486	—	870,149,142
Net Asset Value per Share	$1.00	$1.00		$1.00
Select Class
Net Assets	$366,696,569	$1,020,623,111	—	$1,387,319,680
Shares Outstanding	366,743,553	1,020,753,752	—	1,387,497,305
Net Asset Value per share	$1.00	$1.00		$1.00
Admin Class
Net Assets	$51,408,464	$1,703,126,482	—	$1,754,534,946
Shares Outstanding	51,411,337	1,703,320,382	—	1,754,731,719
Net Asset Value per Share	$1.00	$1.00		$1.00
Inst’l Class
Net Assets	N/A	$18,405,550	—	$18,405,550
Shares Outstanding	N/A	18,407,831	—	18,407,831
Net Asset Value per Share	N/A	$1.00		$1.00
Total Fund
Net Assets	$477,606,275	$3,552,763,906		$4,030,370,181
Shares Outstanding	477,703,546	3,553,082,451	—	4,030,785,997
Net Asset Value Per Share	$1.00	$1.00		$1.00

Prime Fund and Tax Exempt Fund into Govt. Fund

	Prime Fund (Target Fund)	Tax Exempt Fund (Target Fund)	Govt. Fund (Acquiring Fund)	Pro Forma Adjustments	Govt. Fund (Acquiring Fund) After Reorganization Pro Forma
Service Class
Net Assets	$728,981,971	$59,501,242	$810,608,763	—	$1,599,091,976
Shares Outstanding	729,013,990	59,548,656	810,600,486	—	1,599,163,132
Net Asset Value per Share	$1.00	$1.00	$1.00		$1.00
Select Class
Net Assets	$2,400,824,962	$366,696,569	$1,020,623,111	—	$3,788,144,642
Shares Outstanding	2,401,094,989	366,743,553	1,020,753,752	—	3,788,592,294
Net Asset Value per share	$1.00	$1.00	$1.00		$1.00
Admin Class
Net Assets	$271,577,610	$51,408,464	$1,703,126,482	—	$2,026,112,556
Shares Outstanding	271,683,016	51,411,337	1,703,320,382	—	2,026,414,735
Net Asset Value per Share	$1.00	$1.00	$1.00		$1.00
Inst’l Class
Net Assets	$249,740,970	N/A	$18,405,550	—	$268,146,520
Shares Outstanding	249,739,847	N/A	18,407,831	—	268,147,678
Net Asset Value per Share	$1.00	N/A	$1.00		$1.00
Total Fund
Net Assets	$3,651,125,513	$477,606,275	$3,552,763,906	—	$7,681,495,694
Shares Outstanding	3,651,531,842	477,703,546	3,553,082,451	—	7,682,317,839
Net Asset Value Per Share	$1.00	$1.00	$1.00		$1.00

The tables above assume that the Reorganizations occurred on October 31, 2015. The tables are for informational purposes only. No assurance can be given as to how many Acquiring Fund shares will be received by shareholders of Target Fund on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Acquiring Fund that actually will be received on or after that date.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Management of Target Funds and Acquiring Fund

WFMC is the investment adviser, and WTIA is the primary sub-adviser, for Target Fund and Acquiring Fund. For its services as investment adviser, WFMC is entitled to an annual advisory fee from each Fund, as follows:

Prime Fund	0.40%
Tax Exempt Fund	0.40%
Govt. Fund	0.40%

In each case the fee is calculated as a percentage of Target Fund’s and Acquiring Fund’s average daily net assets. WTIA is entitled to an annual sub-advisory fee which is paid directly by WFMC and not by the Funds.

If the Reorganization is approved, the resulting combined Funds will retain Acquiring Fund’s management fee structure.

For more information about the management of Target Fund and Acquiring Fund, please refer to the “Who Manages the Funds?” section of the Primary Prospectuses, and to the “Who Manages and Provides Services to the Funds?” section of the Target Fund’s and Acquiring Fund’s SAI. A copy of the prospectus for Acquiring Fund accompanies this Prospectus/Proxy-Information Statement. A discussion regarding the basis for the approval by the Trust’s Board of Trustees of the investment advisory agreement for Target Fund and Acquiring Fund is available in Target Fund’s and Acquiring Fund’s October 31, 2015 semi-annual report to shareholders.

Distribution of Target Fund and Acquiring Fund Shares

ALPS Distributors, Inc. (“ALPS”), whose address is 1290 Broadway, Suite 1100 Denver, Colorado 80203, serves as the principal underwriter of Target Fund and Acquiring Fund under a distribution agreement with the Trust.

For more information about the distribution of Target Fund and Acquiring Fund shares, please refer to the “Accounts and Share Information” section of the Primary Prospectuses, and to the “How Are the Funds Sold?” section of the Target Fund’s and Acquiring Fund’s SAI.

Other Service Providers

The Funds’ custodian, administrators, fund accountant, transfer agent and independent registered public accounting firm are the same. For more information, please refer to the “Who Manages and Provides Services to the Funds” and the “Fees Paid by the Funds for Services” sections of the Target Fund’s and Acquiring Fund’s SAI.

Pricing of Shares

The price of each share of Target Fund and Acquiring Fund is based on its net asset value (“NAV”) per share. The NAV per share of a class is generally determined by dividing the total net market value of the securities and other assets in a Fund’s portfolio allocable to such class, less liabilities allocable to such class, by the total number of shares outstanding of such class.

The Prime Fund, the Tax Exempt Fund and the Govt. Fund attempt to stabilize the NAV of their shares at $1.00 by valuing their portfolio securities using the amortized cost method. In all cases, the Board of Trustees of the Funds may determine in good faith that another method of valuing investments is necessary to ascertain their fair market value. Target Funds and Acquiring Fund cannot guarantee that their NAV will always remain at $1.00 per share. In addition, Target Fund and Acquiring Fund reserve the right to allow the purchase, redemption, and exchange of shares on any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, Target Funds and Acquiring Fund reserve the right to advance the time NAV is determined and by which purchase, redemption and exchange orders must be received on that day, to the time of such closing.

For more information about the pricing of the Funds’ shares, please refer to the “How Are Shares Priced?” section of the Primary Prospectuses, and to the “Determining Market Value of Securities” and “What Do Shares Cost?” sections of the Target Fund’s and Acquiring Fund’s SAI.

Comparison of Sales Charges and Fees

None of the Prime Fund, the Tax Exempt Fund or the Govt. Fund assess any sales charge or redemption fee.

Purchases, Redemptions and Exchange of Shares

The purchase, redemption and exchange procedures employed by Target Fund and Acquiring Fund are the same. For information about purchasing, redeeming and exchanging Fund shares, including information about accounts with low balances, please refer to the “How to Purchase, Redeem and Exchange Shares” and the “Frequent Trading Policies“ sections of the Primary Prospectuses, and to the “How Are the Funds Sold?” section of the Target Fund’s and Acquiring Fund’s SAI, which is incorporated herein by reference.

Additional Payments to Financial Intermediaries

The Funds’ investment advisor and its affiliates may pay out of their own reasonable resources and legitimate profits amounts (including items of material value) to certain financial intermediaries (including the Distributor) to support the sale of shares or provide services to the Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediaries or their employees or associated persons to recommend or sell shares of the Fund to shareholders. These payments are not reflected in the fees and expenses listed in the fee table section of the Primary Prospectuses because they are not paid by the Funds.

These additional payments are negotiated and may be based on such factors as the number or value of shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 plan and/or shareholder service fee arrangement. Shareholders should contact their financial intermediary for information about any payments it receives from the Distributor, the investment advisor, their affiliates, or the Funds and any services the financial intermediary provides.

Dividends and Distributions

Target Fund and Acquiring Fund expect to declare dividends from their net investment income, if any, to shareholders daily and pay dividends from their net investment income, if any, to shareholders monthly. Target Fund and Acquiring Fund typically distribute net realized capital gains, if any, at least annually, usually in December. Target Fund and Acquiring Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Funds. The amount of any distribution will vary, and there is no guarantee that Target Fund or Acquiring Fund will pay either an income dividend or a capital gains distribution.

Financial Highlights

Financial highlights information for Acquiring Fund and Target Funds for the six-month period ended October 31, 2015, and the past five fiscal years of the Fund ended April 30, 2015, is set forth in Appendix B. The Financial Highlights are intended to help you understand the financial performance of a Fund’s various share classes, as applicable, for the six-month period ended October 31, 2015, and for the five fiscal years or periods ended April 30, 2015. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and capital gains. Except for the fiscal period ended October 31, 2015, the information in the Financial Highlights tables that are set forth in Appendix B has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Trust’s audited financial statements, are included in the April 30, 2015 Annual Report of the Funds, which are available upon request.

A copy of the prospectus for Acquiring Fund is enclosed with this Prospectus/Proxy-Information Statement.

VOTING INFORMATION FOR TAX EXEMPT FUND SHAREHOLDERS

Note: The following discussion does not apply to Prime Fund shareholders.

This Prospectus/Proxy-Information Statement is furnished to Tax Exempt Fund shareholders in connection with a solicitation of proxies by, and on behalf of, the Board, to be used at the Meeting. This Prospectus/Proxy-Information Statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of the Tax Exempt Fund on or about June 24, 2016. Only shareholders of record as of the close of business on the Record Date, May 27, 2016, will be entitled to notice of, and to vote at, the Meeting. If the enclosed form of proxy card is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked but properly executed proxy cards will be voted FOR the proposed Reorganization and FOR any other matters deemed appropriate.

The number of shares of each class and total number of shares outstanding of the Tax Exempt Fund as of May 27, 2016 is as follows:

Service Class	60,408,248
Select Class	395,157,886
Administrative Class	51,970,432
Total	507,536,566

You can vote in any one of four ways:

By mail, with the enclosed proxy card;

In person at the Meeting;

By telephone; or

By Internet.

INSTRUCTIONS FOR VOTING BY TOUCH-TONE TELEPHONE

1.	Read the Combined Prospectus/Proxy-Information Statement and have your proxy card with you.

2.	Call the toll-free number indicated on your proxy card.

3.	Follow the recorded instructions to cast your vote.

INSTRUCTIONS FOR VOTING BY INTERNET

1.	Read the Combined Prospectus/Proxy-Information Statement and have your proxy card with you.

2.	Go to the website indicated on your proxy card.

3.	Follow the instructions provided on the website to cast your vote.

We encourage you to vote by telephone or Internet by using the control number that appears on your enclosed proxy card. Use of telephone and Internet voting will reduce the time and costs associated with this proxy solicitation.

A shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised: (i) by sending a written notice of revocation to Broadridge Financial Solutions, Inc., at the following address:

51 Mercedes Way, Edgewood, New York 11717; (ii) by returning a duly executed proxy with a later date before the time of the Meeting, or (iii) if a shareholder has executed a proxy but is present at the Meeting and wishes to vote in person, by notifying the Secretary of the Trust (without complying with any formalities) at any time before it is voted. Being present at the Meeting alone does not revoke a previously executed and returned proxy. Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Reorganization contemplated thereby.

Solicitation of Votes

In addition to the mailing of this Prospectus/Proxy-Information Statement, proxies may be solicited by telephone or in person by the Trustees, officers of the Trust, personnel of Adviser, the Funds’ administrator or distributor, and personnel of the Funds’ transfer agent, or broker-dealer firms.

Broadridge Financial Solutions, Inc., a professional proxy solicitation firm (the “Solicitor”), has been engaged to assist in the solicitation and tabulation of proxies, at an estimated cost of approximately $7,300. It is expected that the solicitation will be primarily by mail. As the date of the Meeting approaches, however, certain Target Fund shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received. Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of Target Fund. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. The Trustees believe that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In all cases where a telephonic proxy is solicited, the Solicitor representative is required to ask for each shareholder’s full name and address and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the Solicitor representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares. If the information provided by the person corresponds to the information that the Solicitor has, then the Solicitor representative may ask for the shareholder’s instructions on the proposal described in this Prospectus/Proxy-Information Statement. Although the Solicitor representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than by reading any recommendation set forth in this Prospectus/Proxy-Information Statement. The Solicitor representative will record the shareholder’s instructions on the proxy card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation. If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone, the shareholder may still submit the proxy card originally sent with this Prospectus/Proxy-Information Statement or attend the Meeting in person.

The Tax Exempt Fund will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of the shares of record. Such broker-dealer firms, custodians, nominees, and fiduciaries may be reimbursed for their reasonable expenses incurred in connection with such proxy solicitation. In addition, certain officers and representatives of Adviser or its affiliates, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram, or personally.

Quorum and Voting Requirements

Holders of at least one-third of the total number of shares of the Tax Exempt Fund outstanding as of the Record Date, present in person or by proxy, shall constitute a quorum for the purpose of voting on the proposal. Approval of the proposal requires the affirmative vote of a 1940 Act Majority.

Effect of Abstention and Broker “Non-Votes”

For purposes of determining the presence of a quorum for transacting business at the Meeting, executed proxies marked as abstentions and broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present for quorum purposes but which have not been voted. Such instructions will have the same effect as that of a vote against approval of the Plan, because approval requires the affirmative vote of a 1940 Act Majority. However, it is the Trust’s understanding that because broker-dealers, in the absence of specific authorization from their customers, will not have discretionary authority to vote any shares held beneficially by their customers on the single matter expected to be presented at the Meeting with request to the Tax Exempt Fund, there are unlikely to be any “broker non-votes” at the Meeting.

Adjournment

If a quorum is not present in person or by proxy at the time the Meeting is called to order, the persons named as proxies may vote those proxies that have been received to adjourn the Meeting to a later date. If a quorum is present but there are not sufficient votes in favor of the Plans, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies concerning the Plans. Any adjournment will require the affirmative vote of a majority of the Tax Exempt Fund’s shares present at the Meeting. If an adjournment of the Meeting is proposed because there are not sufficient votes in favor of the Plans, the persons named as proxies will vote their proxies as they deem appropriate under the circumstances.

Other Matters

The Board does not intend to bring any matters before the Meeting other than those described in this Prospectus/Proxy-Information Statement. The Trustees are not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

Future Shareholder Proposals

You may request inclusion in the Trust’s proxy statement for shareholder meetings certain proposals for action which you intend to introduce at such meeting. Any shareholder proposals must be presented a reasonable time before the proxy materials for the next meeting are sent to shareholders. The submission of a proposal does not guarantee its inclusion in the proxy statement and is subject to limitations under the federal securities laws. The Trust is not required to hold regular meetings of shareholders, and in order to minimize its costs, does not intend to hold meetings of the shareholders unless so required by applicable law, regulation, regulatory policy, or unless otherwise deemed advisable by the Board. Therefore, it is not practicable to specify a date by which proposals must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders.

Record Date and Outstanding Shares

Target Funds

Only shareholders of record of a Target Fund at the close of business on the Record Date are entitled to notice of and to vote at the Meeting and at any postponement or adjournment thereof.

The following table shows the number of shares of each class and the total number of outstanding shares of each Target Fund as of May 27, 2016:

Target Funds	NUMBER OF SHARES OUTSTANDING
Prime Fund
Service Class	802,424,137
Select Class	2,435,077,604
Administrative Class	320,699,217
Institutional Class	296,305,396

Total Shares Outstanding	3,854,506,354
Tax Exempt Fund
Service Class	60,408,248
Select Class	395,157,886
Administrative Class	51,970,432

Total Shares Outstanding	507,536,566

Prime Fund and Tax Exempt Fund

As of May 27, 2016, the current officers and Trustees of the Trust in the aggregate beneficially owned less than 1% of the shares of each Target Fund.

As of May 27, 2016, the persons shown below owned of record or beneficially 5% or more of the outstanding shares of the class identified of each Target Fund. The percentage of the Acquiring Fund that would be owned by the below named shareholders of each Target Fund upon consummation of the Reorganization is expected to decline.

Prime Fund—Service Class

Shareholder	Shares Owned	Percent Owned
Manufacturers & Traders	371,234,094	46.26%
Tice & CO 8TH Floor
Attn: TR Dept Cash Mgmt Clerk
P.O. Box 1377
Buffalo, NY 14240-1377

Pershing	326,619,676	40.70%
As Agent For Brokerage Customers
Attn: Cash Management
1 Pershing Plaza
Jersey City, NJ 07399-0002

Matrix Trust Company As Agent FBO	86,667,646	10.80%
Sweep Omni Account To Trade VSIXX
P.O. Box 52129
Phoenix, AZ 85072

Prime Fund—Select Class
Shareholder	Shares Owned	Percent Owned
Manufacturers & Traders	2,071,559,976	85.07%
Tice & CO 8TH Floor
Attn: TR Dept Cash Mgmt Clerk
P.O. Box 1377
Buffalo, NY 14240-1377

Pershing	186,003,898	7.64%
As Agent For Brokerage Customers
Attn: Cash Management
1 Pershing Plaza
Jersey City, NJ 07399-0002

Prime Fund—Administrative Class

Shareholder	Shares Owned	Percent Owned
Manufacturers & Traders	320,490,593	99.94%
Tice & CO 8TH Floor
Attn: TR Dept Cash Mgmt Clerk
P.O. Box 1377
Buffalo, NY 14240-1377

Prime Fund—Institutional Class

Shareholder	Shares Owned	Percent Owned
Manufacturers & Traders	250,475,404	84.53%
Tice & CO 8TH Floor
Attn: TR Dept Cash Mgmt Clerk
P.O. Box 1377
Buffalo, NY 14240-1377

Hare & CO #2	31,117,090	10.50%
Attn: Frank Notaro
111 Sanders Creek Pkwy
E. Syracuse, NY 13057

Tax Exempt Fund—Service Class

Shareholder	Shares Owned	Percent Owned
Pershing	39,449,587	65.31%
As Agent For Brokerage Customers
Attn: Cash Management
1 Pershing Plaza
Jersey City, NJ 07399-0002

Matrix Trust Company As Agent FBO	11,309,817	18.72%
Sweep Omni Account To Trade ATFXX
P.O. Box 52129
Phoenix, AZ 85072

Shareholder	Shares Owned	Percent Owned
First Clearing LLC	4,080,462	6.76%
Special Custody Acct For The
Exclusive Benefit Of Customer
2801 Market Street
ST. Louis, MO 63103

Manufacturers & Traders	3,484,660	5.77%
Tice & CO 8TH Floor
Attn: TR Dept Cash Mgmt Clerk
P.O. Box 1377
Buffalo, NY 14240-1377

Tax Exempt Fund—Select Class

Shareholder	Shares Owned	Percent Owned
Manufacturers & Traders	368,756,420	93.32%
Tice & CO 8TH Floor
Attn: TR Dept Cash Mgmt Clerk
P.O. Box 1377
Buffalo, NY 14240-1377

Tax Exempt Fund—Administrative Class

Shareholder	Shares Owned	Percent Owned
Manufacturers & Traders	51,970,319	99.99%
Tice & CO 8TH Floor
Attn: TR Dept Cash Mgmt Clerk
P.O. Box 1377
Buffalo, NY 14240-1377

The following table shows the number of shares of each class and the total number of outstanding shares of the Acquiring Fund as of May 27, 2016:

Acquiring Fund	Number of Shares Outstanding
Govt. Fund
Service Class	741,848,579
Select Class	982,462,242
Administrative Class	1,636,202,931
Institutional Class	10,883,723

Total Shares Outstanding	3,371,397,475

As of May 27, 2016, the current officers and Trustees of the Trust in the aggregate beneficially owned less than 1% of the shares of the Acquiring Fund.

As of May 27, 2016, the persons shown below owned of record or beneficially 5% or more of the outstanding shares of the class identified of the Acquiring Fund. The percentage of the Acquiring Fund that would be owned by the below named shareholders upon consummation of the Reorganization is expected to decline.

Govt. Fund—Service Class

Shareholder	Shares Owned	Percent Owned
Manufacturers & Traders	633,342,557	85.37%
Tice & CO 8TH Floor
Attn: TR Dept Cash Mgmt Clerk
P.O. Box 1377
Buffalo, NY 14240-1377

Matrix Trust Company As Agent FBO	68,256,013	9.20%
Sweep Omni Account To Trade AGAXX
P.O. Box 52129
Phoenix, AZ 85072

Pershing	38,038,077	5.13%
As Agent For Brokerage Customers
Attn: Cash Management
1 Pershing Plaza
Jersey City, NJ 07399-0002

Govt. Fund—Select Class

Shareholder	Shares Owned	Percent Owned
Manufacturers & Traders	814,114,788	82.87%
Tice & CO 8TH Floor
Attn: TR Dept Cash Mgmt Clerk
P.O. Box 1377
Buffalo, NY 14240-1377

M&T Bank	132,422,015	13.48%
Commercial Sweep Accounts
Attn: Sweep Operations
626 Commerce Dr.
Amherst, NY 14228-2307

Govt. Fund—Administrative Class

Shareholder	Shares Owned	Percent Owned
Manufacturers & Traders	1,636,043,290	99.99%
Tice & CO 8TH Floor
Attn: TR Dept Cash Mgmt Clerk
P.O. Box 1377
Buffalo, NY 14240-1377

Govt. Fund—Institutional Class

Shareholder	Shares Owned	Percent Owned
Manufacturers & Traders	10,883,703	99.99%
Tice & CO 8TH Floor
Attn: TR Dept Cash Mgmt Clerk
P.O. Box 1377
Buffalo, NY 14240-1377

The votes of the shareholders of Acquiring Fund are not being solicited since their approval or consent is not necessary for the Reorganizations to take place.

Information about the Funds

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and certain other federal securities statutes, and files reports and other information with the SEC. Proxy materials, reports and other information filed by the Trust can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street NE, Room 1580, Washington, DC 20549 and at the following regional offices of the SEC: New York Regional Office, 3 World Financial Center, Suite 400, New York, New York 10281; Miami Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Chicago Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Denver Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; Los Angeles Regional Office, 5670 Wilshire Boulevard, Suite 1100, Los Angeles, California 90036; Atlanta Regional Office, 3475 Lenox Road, N.E., Suite 1000, Atlanta, Georgia 30326; Boston Regional Office, 33 Arch Street, 23rd Floor, Boston, Massachusetts 02110; Fort Worth Regional Office, Burnett Plaza, Suite 1900, 801 Cherry Street, Unit #18, Fort Worth, Texas 76102; Philadelphia Regional Office, 701 Market Street, Suite 2000, Philadelphia, Pennsylvania 19106; Salt Lake City Regional Office, 15 W. South Temple Street, Suite 1800, Salt Lake City, Utah 84101; and San Francisco Regional Office, 44 Montgomery Street, Suite 2600, San Francisco, California 94104. Copies of such materials can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Service, SEC, Washington, D.C. 20549 at present rates. The SEC maintains a website (at http://www.sec.gov) which contains other information about the Trust.

APPENDIX A: FORM OF PLAN OF REORGANIZATION

THIS PLAN OF REORGANIZATION is made as of March 15, 2016 (this ‘‘Plan’’) by Wilmington Funds, a Delaware statutory trust, with its principal place of business at 111 S. Calvert Street, 26th Fl., Baltimore, Maryland 21202 (the “Trust”), on behalf of the following series:

Acquired Fund and Share Class	Acquiring Fund and Share Class

Wilmington Prime Money Market Fund (the “Prime Fund”)	Wilmington U.S. Government Money Market Fund (the “Government Fund”)
Service Class	Service Class
Select Class	Select Class
Administrative Class	Administrative Class
Institutional Class	Institutional Class

Wilmington Tax-Exempt Money Market Fund (the “Tax-Exempt Fund”)	Wilmington U.S. Government Money Market Fund (the “Government Fund”)
Service Class	Service Class
Select Class	Select Class
Administrative Class	Administrative Class

Each reorganization will consist of: (i) the transfer of substantially all of the assets, property and goodwill (“Assets”) of Acquired Fund listed in the table above in exchange for the corresponding class of shares listed in the table above of Acquiring Fund (“Acquiring Fund Shares”); (ii) the assumption by Acquiring Fund of all of the liabilities (as set forth in paragraph 1.3) of Acquired Fund; (iii) the distribution of each class of Acquiring Fund Shares to the holders of the corresponding class of shares of Acquired Fund; and (iv) the liquidation of Acquired Fund as provided herein, all upon the terms and conditions set forth in this Plan (the “Reorganization”).

This Plan covers two, separate Reorganizations which are independent of one another. Accordingly, when the terms “Acquiring Fund” and “Acquired Fund” are used in the same sentence, they mean the Government Fund and the Prime Fund or the Government Fund and the Tax-Exempt Fund, and “the Reorganization means either of the Reorganizations covered by this Plan. In addition, Acquired Funds and Acquiring Fund may be referred to herein individually as a “Fund” or collectively, the “Funds.”

WHEREAS, Acquiring Fund and Acquired Fund are separate series of the Trust, and the Trust is an open-end, registered management investment company;

WHEREAS, Acquiring Fund and Acquired Fund are authorized to issue their shares of beneficial interest;

WHEREAS, the Trustees of the Trust have determined that the Reorganization, with respect to Acquiring Fund, is in the best interests of Acquiring Fund and that the interests of the existing shareholders of Acquiring Fund will not be diluted as a result of the Reorganization; and

WHEREAS, the Trustees of the Trust have determined that the Reorganization, with respect to Acquired Fund, is in the best interests of such Acquired Fund and that the interests of the existing shareholders of Acquired Fund will not be diluted as a result of the Reorganization;

NOW, THEREFORE, in order to consummate the Reorganizations and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

ARTICLE I:	TRANSFER OF ASSETS OF ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND LIQUIDATION OF ACQUIRED FUND

1.1      THE EXCHANGE.  Subject to the terms and conditions contained herein and on the basis of the representations and warranties of Acquiring Fund contained herein, Acquired Fund agrees to sell, convey, transfer and deliver all of its Assets, as set forth in paragraph 1.2, to Acquiring Fund. In exchange, Acquiring Fund agrees to: (i) deliver to Acquired Fund the number of full and fractional Acquiring Fund Shares, determined, with respect to each class of shares of Acquired Fund and the corresponding class of shares of Acquiring Fund, by (a) multiplying the shares outstanding of Acquired Fund by (b) the ratio computed by dividing (x) the net asset value per share of Acquired Fund by (y) the net asset value per share of Acquiring Fund computed in the manner set forth in paragraph 2.2 and as of the time and date set forth in paragraph 2.1 and (ii) assume all of the liabilities of Acquired Fund as set forth in paragraph 1.3. Holders of each class of shares of Acquired Fund will receive shares of the corresponding class of Acquiring Fund. Such transactions shall take place at the closing on the Closing Date provided for in paragraph 3.1.

1.2      ASSETS TO BE ACQUIRED.  The Assets of Acquired Fund to be acquired by Acquiring Fund shall consist of all property, assets, and goodwill, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivable, stock splits, settlement rights and payments, including any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption) owned by Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of Acquired Fund on the Closing Date (as defined in paragraph 3.1), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) to discharge all of Acquired Fund’s known liabilities on its books on the Closing Date including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the Closing Date and (2) to pay such contingent liabilities as the trustees of the Trust shall reasonably deem to exist against Acquired Fund, if any, on the Closing Date, for which contingent and other appropriate liability reserves shall be established on the books of Acquired Fund.

Acquired Fund has provided to Acquiring Fund its most recent audited financial statements, which contain a list of all of Acquired Fund’s Assets as of the date of such statements. Acquired Fund hereby represents that as of the date of the execution of this Plan, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Acquired Fund shares and the payment of normal operating expenses, dividends and capital gains distributions.

1.3      LIABILITIES TO BE DISCHARGED.  Acquired Fund will discharge all of its known liabilities and obligations prior to the Closing Date (as defined in paragraph 3.1). Acquiring Fund will assume all of the liabilities of Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Time (as defined in paragraph 2.1) in connection with the acquisition of the Assets and subsequent liquidation and dissolution of Acquired Fund.

1.4      LIQUIDATION AND DISTRIBUTION.  On or as soon after the Closing Date as is conveniently practicable: (a) Acquired Fund will distribute in complete liquidation of itself, pro rata to its shareholders of record, determined as of the close of business on the business day immediately preceding the Closing Date (the “Acquired Fund Shareholders”), all of the Acquiring Fund Shares received by Acquired Fund pursuant to paragraph 1.1; and (b) Acquired Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.8 below. Such distribution will be accomplished by the transfer of the Acquiring Fund Shares credited to the account of Acquired Fund on the books of Acquiring Fund to open accounts on the share records of Acquiring Fund in the name of Acquired Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of Acquired Fund (the “Acquired Fund Shares”) will simultaneously be canceled on the books of Acquired Fund and shall no longer evidence ownership thereof. Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. After the Closing Date, Acquired Fund shall not conduct any business except in connection with its termination. Fractional shares of beneficial interest of an Acquiring Fund shall be carried to the third decimal place.

1.5      OWNERSHIP OF SHARES.  Ownership of Acquiring Fund Shares will be shown on the books of Acquiring Fund’s transfer agent. Acquiring Fund Shares will be issued simultaneously to Acquired Fund, in an amount equal in value to the aggregate net asset value of each class of shares of Acquired Fund Shares, to be distributed to Acquired Fund Shareholders.

1.6      TRANSFER TAXES.  Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of Acquired Fund Shares on the books of Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7      REPORTING RESPONSIBILITY.  Any reporting responsibility of Acquired Fund is and shall remain the responsibility of Acquired Fund.

1.8      TERMINATION.  Acquired Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

1.9      BOOKS AND RECORDS.  All books and records of Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940 (the “1940 Act”), and the rules and regulations thereunder, shall be available to Acquiring Fund from and after the Closing Date and shall be turned over to Acquiring Fund as soon as practicable following the Closing Date.

1.10.      UNPAID DIVIDENDS AND DISTRIBUTIONS.  On the Closing Date (as defined in paragraph 3.1), Acquired Fund Shareholders as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing Date shall have the right to receive such unpaid dividends and distributions with respect to the shares of Acquired Fund that such person had on the Distribution Record Date.

ARTICLE II:	VALUATION

2.1      VALUATION OF ASSETS.  The value of Acquired Fund’s Assets to be acquired by Acquiring Fund hereunder shall be the value of such Assets at the close of regular trading on the New York Stock Exchange (the “NYSE”) on the business day immediately preceding the Closing Date provided in paragraph 3.1 or such earlier or later date and time as determined by an officer of the Trust (the “Valuation Time”), using the valuation procedures set forth in the Trust’s Amended and Restated Agreement and Declaration of Trust (the “Trust Instrument”), Acquiring Fund’s then current Prospectus and Statement of Additional Information, and the Trust’s Amortized Cost Procedures under Rule 2a-7 and Pricing Committee Procedures, or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2      VALUATION OF SHARES.  The net asset value per share of each class of Acquiring Fund Shares shall be the net asset value per share computed as of the Valuation Time, determined to the nearest full cent, using the valuation procedures set forth in the Trust Instrument, Acquiring Fund’s then current Prospectus and Statement of Additional Information, and the Trust’s Amortized Cost Procedures under Rule 2a-7 and Pricing Committee Procedures, or such other valuation procedures as shall be mutually agreed upon by the parties.

2.3      SHARES TO BE ISSUED.  The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for Acquired Fund’s Assets, shall be determined, with respect to each class of shares of Acquired Fund and each corresponding class of shares of an Acquiring Fund, by (a) multiplying the shares outstanding of Acquired Fund by (b) the ratio computed by (x) dividing the net asset value per share of Acquired Fund by (y) the net asset value per share of Acquiring Fund determined in accordance with paragraph 2.2.

2.4      DETERMINATION OF VALUE.  All computations of value shall be made by The Bank of New York Mellon, as the custodian for Acquiring Fund and Acquired Fund (the “Custodian”).

2.5      OTHER VALUATION MATTERS.

(a)      At the Valuation Time, if the net asset value per share of Acquiring Fund or an Acquired Fund (calculated using amortized cost, rounded to the fourth decimal place and reflecting any realized losses) is less than the net asset value per share of its Reorganization counterparty, then Wilmington Funds Management Corporation (the “Advisor”) shall contribute to the capital of the Fund with the lower net asset value per share an amount equal to the difference in such per share net asset values.

(b)      In addition to and not in limitation of Section 2.5(a), if the difference between the per share net asset value of any class of Acquired Fund and the corresponding class of Acquiring Fund equals or exceeds $0.0010 at the Valuation Time, as computed by using market values in accordance with the policies and procedures established by the Trust, then the Trust shall have the right to postpone the Closing Date involving such Funds until such time as the per share difference is less than that amount. If such Closing Date is postponed pursuant to the preceding sentence, then the Fund having the per share net asset value of any class (as computed in accordance with the preceding sentence) at the Valuation Time that is $0.0010 or more lower than that of the corresponding class of shares of the other Fund shall use commercially reasonable efforts to reduce such difference to less than $0.0010 within thirty days. If after thirty days, the difference between the per share net asset value of any class of Acquired Fund and the corresponding class of Acquiring Fund still equals or exceeds $0.0010, then the parties shall have the right to terminate the reorganization transaction involving such Acquired Fund and Acquiring Fund.

ARTICLE III:	CLOSING AND CLOSING DATE

3.1      CLOSING DATE.  The closing of the Reorganization of the Prime Fund and Acquiring Fund shall occur on or about August 15, 2016, and such date shall be the “Closing Date” for that Reorganization. The closing of the Reorganization of the Tax-Exempt Fund and Acquiring Fund shall occur on or about August 22, 2016, and such date shall be the “Closing Date” for that Reorganization. All acts taking place at the closing shall be deemed to take place immediately prior to the opening of business on the Closing Date unless otherwise provided herein. The closing shall be held at the offices of the Trust, or at such other time and/or place as the parties may agree.

3.2      CUSTODIAN’S CERTIFICATE.  Acquired Fund shall cause its the Custodian to deliver on the Closing Date a certificate of an authorized officer stating that: (a) Acquired Fund’s portfolio securities, cash, and any other assets have been delivered in proper form to Acquiring Fund on the Closing Date; and (b) all necessary Taxes (as defined below) including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by Acquired Fund.

3.3      EFFECT OF SUSPENSION IN TRADING.  In the event that on the scheduled Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of Acquiring Fund or Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of Acquiring Fund or Acquired Fund is impracticable, then the Closing Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored, or to such other date(s) as the parties may agree.

3.4      TRANSFER AGENT’S CERTIFICATE.  Acquired Fund shall cause BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”), as transfer agent for Acquired Fund as of the Closing Date, to deliver at the closing, a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder at the Valuation Time. Acquiring Fund shall issue and deliver or cause BNYMIS, its transfer agent, to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Trust or provide evidence satisfactory to Acquired Fund that Acquiring Fund Shares have been credited to Acquired Fund’s account on the books of Acquiring Fund. On the Closing Date, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

ARTICLE IV:	REPRESENTATIONS AND WARRANTIES

4.1	NECESSARY FINDINGS OF FACT BY THE TRUST ON BEHALF OF ACQUIRED FUND AND ACQUIRING FUND:

(a)      Each Fund is a legally designated, separate series of a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware.

(b)      The Trust is duly registered as an open-end management investment company under the 1940 Act, and the Trust’s registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect as of the date hereof and will be in full force and effect as of the Closing Date.

(c)      The current Prospectus and Statement of Additional Information of each Fund conform in all material respects to the applicable requirements of the Securities Act of 1933 (the “1933 Act’’) and the 1940 Act, and the rules and regulations. All of the shares of Acquired Fund and Acquiring Fund sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exception for the purpose of raising initial capital or obtaining any required initial shareholder approvals. The Prospectus and Statement of Additional Information of each Fund, as well as any combined prospectus/information statement (in the case of the Prime Fund - Acquiring Fund Reorganization) and any combined prospectus/proxy statement pursuant to which approval of the Tax-Exempt Fund’s shareholders will be sought (in the case of the Tax-Exempt Fund - Acquiring Fund Reorganization), shall not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d)      The books and records of Acquired Fund, including FASB ASC 740-10-25 (formerly FIN 48) work papers and supporting statements (“FIN 48 Workpapers”), made available to Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of Acquired Fund. The books and records of Acquiring Fund, including FIN 48 Workpapers, made available to Acquired Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of Acquiring Fund.

(e)      The execution, delivery, and performance of this Plan on behalf of each Fund (subject to approval by Tax-Exempt Fund shareholders) will not result in the violation of any provision of the Trust Instrument or the Trust’s By-Laws (“By-laws”) or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which either is a party or by which it is bound.

(f)      Acquired Fund has no material contracts or other commitments (other than this Plan) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

(g)      Except as otherwise disclosed in writing to and accepted by the relevant Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against either Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Fund to carry out the transactions contemplated by this Plan. Neither Fund knows of any facts that might form the basis for the institution of such proceedings and neither Fund is a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that could materially and adversely affect its business or its ability to consummate the transactions contemplated herein. Neither Fund is charged with, or to its knowledge, threatened with, any violation or investigation of any possible violation of any provision of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

(h)      The audited financial statements of each Fund as of April 30, 2015, and for the fiscal year then ended, and any interim unaudited financial statements have been prepared in accordance with generally accepted accounting principles, and such statements fairly reflect the financial condition of each Fund as of such date, and there are no known contingent liabilities of either Fund as of such date that are not disclosed in such statements.

(i)      The statement of assets and liabilities of Acquired Fund and Acquiring Fund to be furnished by the Trust as of the Closing Date for the purpose of determining the number of shares of beneficial interest of an Acquiring Fund to be issued pursuant to Article I hereof will accurately reflect the net assets of Acquired Fund and Acquiring Fund and their outstanding shares of beneficial interest as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(j)      Since the date of the financial statements referred to in paragraph (h) above, there have been no material adverse changes in either Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by a Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Trust on behalf of the relevant Fund. For the purposes of this paragraph (j), a decline in the net asset value of Acquired Fund shall not constitute a material adverse change.

(k)      The Trust has duly and timely filed, on behalf of Acquired Fund and Acquiring Fund, as appropriate, all Tax (as defined below) returns, reports, information returns, elections, agreements, and declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto) (collectively, the “Returns”), which are required to be filed by Acquired Fund or Acquiring Fund, and all such Returns accurately state the amount of Tax owed for the periods covered by the Returns, or, in the case of information returns, the amount and character of income required to be reported by Acquired Fund or Acquiring Fund. The Trust has, on behalf of Acquired Fund or Acquiring Fund, as appropriate, paid or made provision and properly accounted for all Taxes due or properly shown to be due on such Returns. The amounts set up as provisions for Taxes in the books and records of Acquired Fund or Acquiring Fund, as appropriate, as of the Closing Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or which may be payable by Acquired Fund or Acquiring Fund, as appropriate, for any periods or fiscal years (or portions thereof) ending on or before the Closing Date, including all Taxes imposed before or after the Closing Date that are attributable to any such period or fiscal year. No return filed by the Trust on behalf of Acquired Fund or Acquiring Fund, as appropriate, is currently being audited by the Internal Revenue Service or by any state or local taxing authority, no waivers of the time to assess any Taxes are outstanding, and no written requests for such waivers are pending. As used in this Plan, “Tax” or “Taxes” means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto. To the best knowledge of the Trust, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the Assets of Acquired Fund or Acquiring Fund, as appropriate. There are no known actual or proposed deficiency assessments with respect to any Taxes payable by the Trust.

(l)      All issued and outstanding shares of each Fund are duly and validly issued and outstanding, fully paid and non-assessable by such Fund. All of the issued and outstanding shares of Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of Acquired Fund’s transfer agent as provided in paragraph 3.4. No Fund has any outstanding options, warrants, or other rights to subscribe for or purchase any of its shares, and has no outstanding securities convertible into any of its shares. Acquired Fund and Acquiring Fund are authorized to issue an unlimited number of shares of beneficial interest, with no par value.

(m)      At the Closing Date, Acquired Fund will have good and marketable title to Acquired Fund’s Assets to be transferred to Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such Assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which Acquiring Fund has received notice, and, upon delivery and payment for such Assets, and the filing of any articles, certificates or other documents under the laws of the state of Delaware, an Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such Assets, other than such restrictions as might arise under the 1933 Act, and such imperfections of title or encumbrances as do not materially detract from the value or use of the Assets subject thereto, or materially affect title thereto, and other than as disclosed to and accepted by Acquiring Fund.

(n)      No Fund has any unamortized or unpaid organizational fees or expenses.

(o)      Acquiring Fund Shares to be issued and delivered to Acquired Fund for the accounts of Acquired Fund Shareholders pursuant to the terms of this Plan will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

(p)      The Trust has the necessary trust power and trust authority to conduct its business and the business of each Acquiring Fund and Acquired Fund as such businesses are now being conducted. The Trust has full trust power and trust authority to enter into and perform its obligations under this Plan. The execution, delivery and performance of this Plan have been duly authorized by all necessary action on the part of each Fund. Subject to approval by Tax-Exempt Fund shareholders, this Plan constitutes a legally valid and binding obligation of each Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, arrangement among creditors, fraudulent transfer or conveyance and other laws relating to or affecting creditors’ rights and to general equity principles.

(q)      The information to be furnished by each Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other applicable laws and regulations.

(r)      From the effective date of the Registration Statement (as defined in paragraph 5.8), through the time of the meeting of Tax-Exempt Fund shareholders and on the Closing Date, any written information furnished by the Trust with respect to each Fund for use in the Registration Materials (as defined in paragraph 5.8), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(s)      Acquired Fund has elected to be treated as a “regulated investment company” (a ‘‘RIC’’) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and is a fund that is treated as a separate corporation under Section 851(g)(1) of the Code; has qualified for treatment as a RIC for each taxable year since inception and will continue to qualify as a RIC for its taxable year ending upon its liquidation; has not had any earnings or profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply to it; and the consummation of the transactions contemplated by this Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

(t)      Acquiring Fund has elected to be treated as a RIC under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code; has qualified for treatment as a RIC for each taxable year since inception and will continue to qualify as a RIC for its current taxable; has not had any earnings or profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply to it; and the consummation of the transactions contemplated by this Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

(u)      Neither Acquiring Fund nor Acquired Fund is under jurisdiction of a court in a Title 11 or similar case.

(v)      There is no inter-corporate indebtedness existing between Acquired Fund and Acquiring Fund that was issued, acquired, or will be settled at a discount.

(w)      No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act or Delaware law for the execution of this Plan by the Trust, for itself and on behalf of each Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Delaware law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Plan and the transactions contemplated herein must be approved by the shareholders of the Tax-Exempt Fund as described in paragraph 5.2.

(x)      On the Closing Date, each class of shares of beneficial interest of Acquiring Fund to be issued pursuant to this Plan will be eligible for offering to the public in those states of the United States and jurisdictions in which the corresponding class of shares of Acquired Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Plan to be consummated.

(y)      Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

ARTICLE V:	COVENANTS OF ACQUIRING FUND AND ACQUIRED FUND

5.1      OPERATION IN ORDINARY COURSE.  Each Fund will operate its respective business in the ordinary course between the date of this Plan and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.

5.2      APPROVAL OF SHAREHOLDERS.  The Board of Trustees of the Trust will call a special meeting of Tax-Exempt Fund Shareholders to consider and act upon this Plan and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3      INVESTMENT REPRESENTATION.  Acquired Fund covenants that its Acquiring Fund Shares to be issued pursuant to this Plan are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Plan.

5.4      ADDITIONAL INFORMATION.  Acquired Fund will assist its Acquiring Fund in obtaining such information as Acquiring Fund reasonably requests concerning the beneficial ownership of Acquired Fund’s shares.

5.5      FURTHER ACTION.  Subject to the provisions of this Plan, each Fund will take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan, including any actions required to be taken after the Closing Date.

5.6      [Intentionally omitted].

5.7      OTHER INFORMATION.  At the Closing, the Trust shall provide:

(a)      A copy (which may be in electronic form) of Acquired Fund’s shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of common stock of Acquired Fund held by each shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with Acquired Fund with respect to each shareholder, for all of the shareholders of record of Acquired Fund’s shares as of the Valuation Time, who are to become holders of shares of Acquiring Fund as a result of the transactions contemplated by this Plan, certified by its transfer agent or its President or its Vice-President to the best of their knowledge and belief.

(b)      If requested by Acquiring Fund, all work papers and supporting statements related to ASC 740-10-25 (formerly, “Accounting for Uncertainty in Income Taxes,” FASB Interpretation No. 48, July 13, 2006) pertaining to Acquired Fund.

(c)    The tax books and records of Acquired Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date.

5.8      PREPARATION OF REGISTRATION STATEMENT AND SCHEDULE 14A PROXY STATEMENT.  The Trust will prepare and file with the Commission a registration statement on Form N-14 relating to Acquiring Fund Shares to be issued to shareholders of the Tax-Exempt Fund (the “Registration Statement”). The Registration Statement shall include an information statement with respect to the Prime Fund, a proxy statement with respect to the Tax-Exempt Fund and a Prospectus of Acquiring Fund relating to the transactions contemplated by this Plan. The Registration Statement shall be in compliance in all material respects with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations promulgated thereunder as applicable. The Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the Tax-Exempt Fund’s shareholders’ meeting, and on the Closing Date, the prospectus and statement of additional information included in the Registration Statement did not and will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading. Each Fund will provide the other party with the materials and information (the “Registration Materials”) necessary to prepare the Registration Statement, for inclusion therein, in connection with the meeting of Acquired Fund’s Shareholders to consider the approval of this Plan and the transactions contemplated herein.

5.9      SHARES OF BENEFICIAL INTEREST.  The shares of beneficial interest of Acquiring Fund to be issued and delivered to Acquired Fund pursuant to the terms of Article I hereof shall have been duly authorized as of the Closing Date and, when so issued and delivered, shall be registered under the 1933 Act, validly issued and fully paid and non-assessable, and no shareholder of Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof other than any rights created pursuant to this Plan.

5.10      TAX RETURNS.  Each Fund covenants that by the Closing Date, all federal and other Tax Returns required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said returns either shall have been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

5.11      ACQUIRED FUND TAX RETURNS.  Acquired Fund shall deliver to Acquiring Fund copies of: (1) the federal, state and local income tax returns filed by or on behalf of Acquired Fund for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect Acquired Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions.

5.12      LIQUIDATING DISTRIBUTIONS.  As soon as is reasonably practicable after the Closing, Acquired Fund will make one or more liquidating distributions to its shareholders consisting of the applicable class of shares of Acquiring Fund received at the Closing, as set forth in Section 1.4 hereof.

ARTICLE VI:	CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRED FUND

The obligations of Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by Acquiring Fund of all the obligations to be performed by Acquiring Fund pursuant to this Plan on or before the Closing Date, and, in addition, subject to the following conditions:

6.1      All representations and warranties of Acquiring Fund contained in this Plan shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date and all covenants and obligations of Acquiring Fund contained in this Plan shall have been complied with in all material respects as of the Closing Date. Acquiring Fund shall have delivered to Acquired Fund a certificate executed in Acquiring Fund’s name by the Trust’s President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as Acquired Fund shall reasonably request.

ARTICLE VII:	CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUND

The obligations of Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by Acquired Fund of all the obligations to be performed by Acquired Fund pursuant to this Plan, on or before the Closing Date and, in addition, shall be subject to the following conditions:

7.1      All representations and warranties of Acquired Fund contained in this Plan shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date and all covenants of Acquired Fund contained in this Plan shall have been complied with in all material respects as of the Closing Date. Acquired Fund shall have delivered to Acquiring Fund on such Closing Date a certificate executed in Acquired Fund’s name by the Trust’s President or Vice President and Treasurer or Assistant Treasurer, in form and substance satisfactory to Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as Acquiring Fund shall reasonably request.

7.2      Acquired Fund shall have delivered to Acquiring Fund a statement of Acquired Fund’s assets and liabilities, together with a list of Acquired Fund’s portfolio securities showing the adjusted cost basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Trust.

7.3      Acquired Fund shall have declared, and shall have paid or caused to have been paid, a dividend or dividends prior to the closing on the Closing Date which, together with all previous such dividends, shall have the effect of distributing to its shareholders: (i) all of Acquired Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); (ii) all of Acquired Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover); and (iii) at least 90 percent of the excess, if any, of Acquired Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for such final taxable year.

ARTICLE VIII:	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUND AND ACQUIRED FUND

If any of the conditions set forth below do not exist on or before the Closing Date with respect to either Acquired Fund or Acquiring Fund, the other party to this Plan shall, at its option, not be required to consummate the transactions contemplated by this Plan:

8.1      This Plan and the transactions contemplated herein, with respect to the Tax-Exempt Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Tax-Exempt Fund in accordance with applicable law and the provisions of the Trust Instrument and the By-Laws. Certified copies of the resolutions evidencing such approval shall have been delivered to Acquiring Fund. Notwithstanding anything herein to the contrary, neither Acquiring Fund nor the Tax-Exempt Fund may waive the conditions set forth in this paragraph 8.1.

8.2      On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Plan under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Plan or the transactions contemplated herein.

8.3      All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the Assets or properties of Acquiring Fund or Acquired Fund, provided that either party hereto may waive any such conditions for itself.

8.4      The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued prior to the Closing Date or shall be in effect on the Closing Date. To the best knowledge of Acquiring Fund and Acquired Fund, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5      The parties shall have received, prior to or on the Closing Date, an opinion of counsel substantially to the effect that, provided the transactions contemplated hereby are carried out in accordance with the Plan and the laws of the State of Delaware, and based upon certificates of the officers of the Trust on behalf of the Funds with regard to matters of fact:

(a)      The transfer by Acquired Fund of all of its Assets to Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by Acquiring Fund of all obligations and liabilities of Acquired Fund, while a taxable exchange, will result in no material adverse federal income tax consequences to Acquired Fund, pursuant to Section 1001 of the Code;

(b)      No gain or loss will be recognized by Acquiring Fund upon the receipt of all the assets of Acquired Fund, in exchange solely for Acquiring Fund Shares and the assumption by Acquiring Fund of all obligations and liabilities of Acquired Fund, pursuant to Section 1032(a) of the Code;

(c)      The distribution of the Acquiring Fund Shares by Acquired Fund to its shareholders in complete liquidation of Acquired Fund, while a taxable exchange, will result in no material adverse federal income tax consequences to Acquired Fund, pursuant to Sections 336(a) and 1001 of the Code;

(d)      The basis of the Assets of Acquired Fund received by Acquiring Fund will be the fair market value of these Assets at the time received, pursuant to Section 1.1032-1(d) of the income tax regulations issued by the United States Department of the Treasury and Section 1012 of the Code;

(e)      The holding period of the Assets of Acquired Fund received by Acquiring Fund will begin on the day after the Closing Date, pursuant to Section 1223 of the Code and Rev. Rul. 66-7, 1966-1 CB 188;

(f)      The exchange by the Acquired Fund Shareholders of their Acquired Fund Shares for Acquiring Fund Shares (including fractional shares to which they may be entitled), while a taxable exchange, will result in no material adverse federal income tax consequences to Acquired Fund Shareholders, pursuant to Section 331(a) of the Code;

(g)      The basis of the Acquiring Fund Shares received by the Acquired Fund Shareholders (including fractional shares to which they may be entitled) will be the fair market value (i.e., the net asset value) of the Acquiring Fund Shares at the time of distribution, pursuant to Section 334(a) of the Code;

(h)      The holding period of Acquiring Fund Shares received by the Acquired Fund Shareholders (including fractional shares to which they may be entitled) will begin on the day after the Closing Date, pursuant to Section 1223 of the Code and Rev. Rul. 66-7, 1966-1 CB 188.

Such opinion shall be based on customary assumptions and such representations as Stradley Ronon Stevens & Young, LLP (“SRSY”) may reasonably request, and the Trust will cooperate to make and certify the accuracy of such representations. Such opinion shall contain such limitations as shall be in the opinion of SRSY appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, the Trust may not waive the conditions set forth in this paragraph 8.5.

8.6      [Intentionally omitted].

8.7      That there be delivered to Acquiring Fund (a) shareholder information including: the names, addresses, and taxpayer identification numbers of the shareholders of Acquired Fund as of the Closing Date; the number of shares held by each shareholder; the dividend reinvestment elections applicable to each shareholder; and the backup withholding and nonresident alien withholding certifications, notices or records on file with Acquired Fund with respect to each shareholder; (b) if requested by Acquiring Fund in writing, all FIN 48

Workpapers; and (c) if requested by Acquiring Fund in writing, the Tax books and records of Acquired Fund for purposes of preparing any Tax returns required by law to be filed after the Closing Date.

8.8      That the Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY to the effect that:

(a)      The Trust is a statutory trust under the laws of the State of Delaware on and is validly existing and in good standing under the laws of the State of Delaware.

(b)      The Trust is an open-end, investment company of the management type registered as such under the 1940 Act;

(c)      The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of Acquired Fund and Acquiring Fund.

(d)      Assuming that the initial shares of beneficial interest of Acquired Fund were issued in accordance with the 1940 Act, and the Trust Instrument and the By-Laws, and that all other such outstanding shares of Acquired Fund were sold, issued and paid for in accordance with the terms of Acquired Fund’s prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

(e)      Assuming that the initial shares of beneficial interest of Acquiring Fund were issued in accordance with the 1940 Act and the Trust Instrument and the By-Laws, and that all other such outstanding shares of Acquiring Fund were sold, issued and paid for in accordance with the terms of Acquiring Fund’s prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

(f)      Except as disclosed in Acquired Fund’s and Acquiring Fund’s currently effective prospectus, SRSY does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Trust, the unfavorable outcome of which would materially and adversely affect the Trust, Acquired Fund or Acquiring Fund;

(g)      The shares of beneficial interest of Acquiring Fund to be issued pursuant to the terms of Article I hereof have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by the Trust or an Acquiring Fund;

(h)      To SRSY’s knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Trust of the transactions contemplated by this Plan, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws); and

(i)      Neither the execution nor performance of this Plan by the Trust violates any provision of its Trust Instrument, its By-Laws, or the provisions of any agreement or other instrument, known to such Counsel to which the Trust is a party or by which the Trust is otherwise bound.

(j)      In rendering such opinion, SRSY may (i) rely, as to matters governed by the laws of the State of Delaware, on an opinion of competent Delaware counsel, (ii) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, and other customary assumptions as the parties may agree, (iii) limit such opinion to applicable federal and state law, (iv) define the word “knowledge” and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan and the Reorganization; and (v) rely on certificates of officers or trustees of the Trust, in each case reasonably acceptable to the Trust.

ARTICLE IX:	EXPENSES

9.1      The expenses of the Reorganization will be borne by the Advisor or its affiliates. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of the Registration Materials; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; and (g) other related administrative or operational costs. Reorganization expenses do not include costs relating to portfolio transactions by any Fund. Registration fees will be borne by the Trust on an as-incurred basis.

ARTICLE X:	FINAL TAX RETURNS AND FORMS 1099 OF ACQUIRED FUND

10.1      After the Closing Date, the Trust shall or shall cause its agents to prepare any federal, state or local Tax Returns, including any Forms 1099, required to be filed by the Trust with respect to Acquired Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax Returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

10.2      Notwithstanding the provisions of Article IX hereof, any expenses incurred by the Trust or Acquired Fund (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing Date, shall be borne by Acquired Fund to the extent such expenses have been or should have been accrued by Acquired Fund in the ordinary course without regard to this Plan; any excess expenses shall be borne by the Adviser, at the time such Tax returns and Forms 1099 are prepared.

ARTICLE XI:	ENTIRE PLAN; SURVIVAL OF WARRANTIES

11.1      The Trust, on behalf of each Fund, agrees that it has not made any representation, warranty and/or covenant regarding the Reorganizations other than those set forth herein, and that this Plan constitutes the entire agreement between the parties.

11.2      Except as specified in the next sentence set forth in this paragraph 11.2, the representations, warranties, and covenants contained in this Plan or in any document delivered pursuant to or in connection with this Plan, shall not survive the consummation of the transactions contemplated hereunder and neither the Trust, Acquiring Fund, nor Acquired Fund, nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date. The covenants to be performed after the Closing Date shall continue in effect beyond the consummation of the transactions contemplated hereunder.

ARTICLE XII:	TERMINATION

12.1      This Plan may be terminated at any time (whether before or after adoption thereof by the shareholders of the Tax-Exempt Fund) by the consent of the Trust. In addition, the Trust may at its option terminate this Plan on behalf of any Fund at or before the Closing Date due to:

(a)      A breach of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;

(b)      A condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

(c)      A determination by the Board of Trustees that the consummation of the transactions contemplated herein is not in the best interest of a Fund.

12.2      In the event of any such termination, this Plan shall become void and have no further effect, and there shall be no liability for damages on the part of Acquiring Fund, Acquired Fund, the Trust, or persons who are their agents, shareholders, Trustees or officers. The failure of any Acquired Fund to consummate the transactions contemplated in this Plan will not affect the consummation of the Reorganization of any other Acquired Fund.

ARTICLE XIII:	AMENDMENTS

13.1      This Plan may be amended, modified, or supplemented in such manner as may be approved in writing by the officers of the Trust as specifically authorized by the Board of Trustees; provided, however, that following the meeting of shareholders called by the Tax-Exempt Fund pursuant to paragraph 5.2 of this Plan, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to Tax-Exempt Fund shareholders under this Plan to the detriment of such shareholders without their further approval; and further provided, that the officers of the Trust may change the Valuation Time and Closing Date through a written amendment to this Plan without specific additional authorization by the Trust’s Board of Trustees.

ARTICLE XIV:	HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1      The Article and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

14.2      This Plan may be executed in any number of counterparts, each of which shall be deemed an original.

14.3      This Plan shall be governed by and construed in accordance with the laws of the State of Delaware.

14.4      This Plan shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.

14.5      It is expressly agreed that the obligations of the Funds shall not be binding upon any of the Trust’s Trustees, shareholders, nominees, officers, agents or employees of the Trust personally, but shall bind only the trust property of the Funds as provided in the Trust Instrument. No other series of the Trust shall be liable with respect to this Plan or in connection with the transactions contemplated herein. The Trust, Acquiring Fund and Acquired Fund shall not seek satisfaction of any obligation or liability from shareholders of any other Fund, or the trustees, officers, employees or agents of the Trust. The execution and delivery of this Plan have been authorized by the Trustees of the Trust and signed by authorized officers of the Trust acting as such.

Neither the authorization of such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Funds as provided in the Trust Instrument.

[Signature Page Follows]

IN WITNESS WHEREOF, the parties have duly executed this Plan, all as of the date first written above.

WILMINGTON FUNDS

By:
Name:
Title:

WILMINGTON FUNDS MANAGEMENT CORPORATION, with respect to the agreements described in Article II, Section 2.5(a), and in Article IX, Section 9.1 of the Plan

By:
Name:
Title:

APPENDIX B: FINANCIAL HIGHLIGHTS

The financial highlight tables below are intended to help you understand Acquiring Fund’s and each Target Fund’s financial performance for the six-month period ended October 31, 2015, and for the past five fiscal years of the Funds’ ended April 30, 2015. Financial highlights for the past five fiscal years of the Funds’ ended April 30, 2015, are also included in the Primary Prospectuses, which are incorporated herein by reference. The information for the six-month period ended October 31, 2015, is unaudited.

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON PRIME MONEY MARKET FUND

ADMINISTRATIVE CLASS	2015(a)		2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)
Net Realized Gain (Loss) on Investments	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	—

Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.000		0.000

Less Distributions From:
Net Investment Income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)

Total Distributions	(0.000)		(0.000)		(0.000)		(0.000)		(0.000)		(0.000)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(c)	0.01%		0.01%		0.01%		0.03%		0.03%		0.04%
Net Assets, End of Period (000’s)	$271,578		$352,595		$325,696		$382,757		$464,721		$416,387
Ratios to Average Net Assets
Gross Expense	0.98	%(d)	0.98%		0.98%		0.97%		0.80%		0.75%
Net Expenses(e)	0.18	%(d)	0.14%		0.13%		0.17%		0.16%		0.25%
Net Investment Income	0.02	%(d)	0.01%		0.01%		0.03%		0.02%		0.04%

WILMINGTON PRIME MONEY MARKET FUND – (continued)

INSTITUTIONAL CLASS	2015(a)		2015		2014		2013		2012(f)
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)
Net Realized Gain (Loss) on Investments	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)

Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.000

Less Distributions From:
Net Investment Income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)

Total Distributions	(0.000)		(0.000)		(0.000)		(0.000)		(0.000)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(c)	0.01%		0.01%		0.01%		0.03%		0.01%
Net Assets, End of Period (000’s)	$249,741		$237,698		$46,861		$31,056		$42,072
Ratios to Average Net Assets
Gross Expense	0.48	%(d)	0.48%		0.48%		0.47%		0.46	%(d)
Net Expenses(e)	0.18	%(d)	0.14%		0.13%		0.17%		0.16	%(d)
Net Investment Income	0.02	%(d)	0.01%		0.01%		0.03%		0.04	%(d)

SELECT CLASS	2015(a)		2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)
Net Realized Gain (Loss) on Investments	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	—

Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.000		0.000

Less Distributions From:
Net Investment Income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)

Total Distributions	(0.000)		(0.000)		(0.000)		(0.000)		(0.000)		(0.000)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(c)	0.01%		0.01%		0.01%		0.03%		0.02%		0.01%
Net Assets, End of Period (000’s)	$2,400,825		$2,439,662		$2,312,800		$2,528,068		$2,424,783		$345,931
Ratios to Average Net Assets
Gross Expense	0.73	%(d)	0.73%		0.73%		0.72%		0.73%		0.75%
Net Expenses(e)	0.18	%(d)	0.14%		0.13%		0.17%		0.16%		0.28%
Net Investment Income	0.02	%(d)	0.01%		0.01%		0.03%		0.03%		0.01%

WILMINGTON PRIME MONEY MARKET FUND – (continued)

SERVICE CLASS	2015(a)		2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)
Net Realized Gain (Loss) on Investments	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	—

Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.000		0.000

Less Distributions From:
Net Investment Income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)

Total Distributions	(0.000)		(0.000)		(0.000)		(0.000)		(0.000)		(0.000)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(c)	0.01%		0.01%		0.01%		0.01%		0.01%		0.01%
Net Assets, End of Period (000’s)	$728,982		$689,698		$743,602		$829,547		$779,543		$217,836
Ratios to Average Net Assets
Gross Expense	0.98	%(d)	0.98%		0.98%		0.96%		0.98%		1.00%
Net Expenses(e)	0.18	%(d)	0.14%		0.14%		0.19%		0.18%		0.28%
Net Investment Income	0.01	%(d)	0.01%		0.01%		0.01%		0.01%		0.01%

(a)	Six months ended October 31, 2015 (unaudited).
(b)	Represents less than $0.001.
(c)	Total returns for periods of less than one year, if any, are not annualized.
(d)	Annualized for periods less than one year.
(e)	The investment manager and other service providers voluntarily waived a portion of their fees.
(f)	Reflects investment operations for the period from March 12, 2012 to April 30, 2012.

See Notes which are an integral part of the Financial Statements

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON TAX-EXEMPT MONEY MARKET FUND

ADMINISTRATIVE CLASS	2015(a)		2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)
Net Realized Gain (Loss) on Investments	—		—		—		—		0.000	(b)	—

Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.000		0.000

Less Distributions From:
Net Investment Income	(0.000)		(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(c)	0.01%		0.01%		0.01%		0.01%		0.01%		0.03%
Net Assets, End of Period (000’s)	$51,408		$42,684		$39,962		$38,684		$41,513		$33,322
Ratios to Average Net Assets
Gross Expense	1.01	%(d)	1.01%		1.00%		0.99%		0.87%		0.83%
Net Expenses(e)	0.05	%(d)	0.05%		0.09%		0.16%		0.23%		0.39%
Net Investment Income	0.01	%(d)	0.01%		0.01%		0.01%		0.01%		0.03%

SELECT CLASS	2015(a)		2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)
Net Realized Gain (Loss) on Investments	—		—		—		—		0.000	(b)	—

Total Income (Loss) From Operations	0.000	(b)	0.000		0.000		0.000		0.000		0.000

Less Distributions From:
Net Investment Income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	0.000	(b)	0.000	(b)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(c)	0.01%		0.01%		0.01%		0.01%		0.01%		0.03%
Net Assets, End of Period (000’s)	$366,697		$413,692		$421,579		$406,386		$362,551		$108,802
Ratios to Average Net Assets
Gross Expense	0.76	%(d)	0.76%		0.75%		0.74%		0.77%		0.83%
Net Expenses(e)	0.05	%(d)	0.05%		0.09%		0.15%		0.23%		0.39%
Net Investment Income	0.01	%(d)	0.01%		0.01%		0.01%		0.01%		0.03%

WILMINGTON TAX-EXEMPT MONEY MARKET FUND – (continued)

SERVICE CLASS	2015(a)		2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000		$ 1.000		$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)
Net Realized Gain (Loss) on Investments	—		—		—		—		0.000	(b)	—

Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.000		0.000

Less Distributions From:
Net Investment Income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000		$ 1.000		$ 1.000

Total Return(c)	0.01%		0.01%		0.01%		0.01%		0.01%		0.01%
Net Assets, End of Period (000’s)	$59,501		$79,316		$74,708		$57,425		$57,379		$11,779
Ratios to Average Net Assets
Gross Expense	1.01	%(d)	1.01%		1.00%		0.99%		1.02%		1.08%
Net Expenses(e)	0.05	%(d)	0.05%		0.09%		0.16%		0.23%		0.41%
Net Investment Income	0.01	%(d)	0.01%		0.01%		0.01%		0.01%		0.01%

(a)	Six months ended October 31, 2015 (unaudited).
(b)	Represents less than $0.001.
(c)	Total returns for periods of less than one year, if any, are not annualized.
(d)	Annualized for periods less than one year.
(e)	The investment manager and other service providers voluntarily waived a portion of their fees.

See Notes which are an integral part of the Financial Statements

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND

ADMINISTRATIVE CLASS	2015(a)		2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)
Net Realized Gain (Loss) on Investments	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	—

Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.000		0.000

Less Distributions From:
Net Investment Income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)
Return of Capital	—		—		—		—		—		(0.000	)(b)

Total Distributions	(0.000)		(0.000)		(0.000)		(0.000)		(0.000)		(0.000)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(c)	0.01%		0.01%		0.01%		0.01%		0.01%		0.01%
Net Assets, End of Period (000’s)	$1,703,126		$1,556,286		$1,673,462		$1,885,193		$1,801,115		$1,493,139
Ratios to Average Net Assets
Gross Expense	0.97	%(d)	0.97%		0.97%		0.96%		0.79%		0.73%
Net Expenses(e)	0.10	%(d)	0.07%		0.08%		0.15%		0.12%		0.25%
Net Investment Income	0.01	%(d)	0.01%		0.01%		0.01%		0.01%		0.01%

INSTITUTIONAL CLASS			2015(a)		2015		2014		2013		2012(f)
Net Asset Value, Beginning of Period			$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income			0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)
Net Realized Gain (Loss) on Investments			0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)

Total Income (Loss) From Operations			0.000		0.000		0.000		0.000		0.000

Less Distributions From:
Net Investment Income			(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)

Total Distributions			(0.000)		(0.000)		(0.000)		(0.000)		(0.000)

Net Asset Value, End of Period			$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(c)			0.01%		0.01%		0.01%		0.01%		0.00%
Net Assets, End of Period (000’s)			$18,406		$26,079		$83,595		$25,683		$85,322
Ratios to Average Net Assets
Gross Expense			0.46	%(d)	0.47%		0.47%		0.46%		0.46	%(d)
Net Expenses(e)			0.10	%(d)	0.07%		0.08%		0.15%		0.13	%(d)
Net Investment Income			0.01	%(d)	0.01%		0.01%		0.01%		0.01	%(d)

WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND – (continued)

SELECT CLASS	2015(a)		2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)
Net Realized Gain (Loss) on Investments	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	—

Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.000		0.000

Less Distributions From:
Net Investment Income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)
Return of Capital	—		—		—		—		—		(0.000	)(b)

Total Distributions	(0.000)		(0.000)		(0.000)		(0.000)		(0.000)		(0.000)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(c)	0.01%		0.01%		0.01%		0.01%		0.01%		0.01%
Net Assets, End of Period (000’s)	$1,020,623		$1,005,503		$889,158		$1,164,388		$1,213,146		$355,506
Ratios to Average Net Assets
Gross Expense	0.72	%(d)	0.72%		0.72%		0.71%		0.72%		0.74%
Net Expenses(e)	0.10	%(d)	0.07%		0.08%		0.15%		0.12%		0.26%
Net Investment Income	0.01	%(d)	0.01%		0.01%		0.01%		0.01%		0.01%

SERVICE CLASS	2015(a)		2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)
Net Realized Gain (Loss) on Investments	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	—

Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.000		0.000

Less Distributions From:
Net Investment Income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)
Return of Capital	—		—		—		—		—		(0.000	)(b)

Total Distributions	(0.000)		(0.000)		(0.000)		(0.000)		(0.000)		(0.000)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(c)	0.01%		0.01%		0.01%		0.01%		0.01%		0.01%
Net Assets, End of Period (000’s)	$810,609		$1,352,274		$1,371,495		$1,131,306		$873,278		$35,561
Ratios to Average Net Assets
Gross Expense	0.97	%(d)	0.97%		0.97%		0.96%		0.97%		0.98%
Net Expenses(e)	0.10	%(d)	0.07%		0.08%		0.14%		0.13%		0.25%
Net Investment Income	0.01	%(d)	0.01%		0.01%		0.01%		0.01%		0.01%

(a)	Six months ended October 31, 2015 (unaudited).
(b)	Represents less than $0.001.
(c)	Total returns for periods of less than one year, if any, are not annualized.
(d)	Annualized for periods less than one year.
(e)	The investment manager and other service providers voluntarily waived a portion of their fees.
(f)	Reflects investment operations for the period from March 12, 2012 to April 30, 2012.

See Notes which are an integral part of the Financial Statements

Part B

WILMINGTON FUNDS

Wilmington Prime Money Market Fund

Wilmington Tax-Exempt Money Market Fund

Statement of Additional Information

June 17, 2016

Acquisition of all of the assets and liabilities of:	By and in exchange for shares of:

Wilmington Prime Money Market Fund	Wilmington U.S. Government Money Market Fund

Service Class	Service Class
Select Class	Select Class
Administrative Class	Administrative Class
Institutional Class	Institutional Class

Wilmington Tax-Exempt Money Market Fund	Wilmington U.S. Government Money Market Fund

Service Class	Service Class
Select Class	Select Class
Administrative Class	Administrative Class

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Combined Prospectus/Proxy-Information Statement dated June 17, 2016 (the “Prospectus/Proxy-Information Statement”) relating specifically to the merger of the Prime Fund in to the Govt. Fund and to the Special Meeting of Shareholders of the Tax Exempt Fund that will be held on August 10, 2016. A copy of the Prospectus/Proxy-Information Statement may be obtained upon request and without charge by calling the Wilmington Funds toll free at 1-800-836-2211.

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy-Information Statement. The Reorganization will occur in accordance with the terms of the Agreement and Plan of Reorganization.

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General Information

This SAI and the Prospectus/Proxy-Information Statement are related to the following:

•	the acquisition of all of the assets of the Wilmington Prime Money Market Fund by the Wilmington U.S. Government Money Market Fund and the assumption by the Wilmington U.S. Government Money Market Fund of substantially all of the liabilities of the Wilmington Prime Money Market Fund. Such assets will be exchanged for Service, Select, Administrative and Institutional Class shares, as the case may be, having an aggregate value equal to the net asset value of the Wilmington U.S. Government Money Market Fund’s Service, Select, Administrative and Institutional Class shares on the Closing Date.

•	the acquisition of all of the assets of the Wilmington Tax-Exempt Money Market Fund by the Wilmington U.S. Government Money Market Fund and the assumption by the Wilmington U.S. Government Money Market Bond Fund of substantially all of the liabilities of the Wilmington Tax-Exempt Money Market Fund. Such assets are proposed to be exchanged for Service, Select and Administrative Class shares, as the case may be, having an aggregate value equal to the net asset value of the Wilmington U.S. Government Money Market Fund’s Service, Select and Administrative Class shares on the Closing Date.

On the Closing Date, Target Fund will distribute to its shareholders Acquiring Fund shares in an amount equal in value to the shareholder’s Target Fund shares as of the close of business on the Closing Date and Target Fund will be completely liquidated (collectively, the “Reorganization”).

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Incorporation of Documents by Reference into this Statement of Additional Information

This Statement of Additional Information incorporates by reference the following documents:

1. Statement of Additional Information dated August 31, 2015, with respect to Target Fund and Acquiring Fund.

2. The audited financial statements and related report of the independent registered public accounting firm included in the Wilmington Funds’ Annual Report to Shareholders for the fiscal year ended April 30, 2015, with respect to the Wilmington Prime Money Market Fund, the Wilmington Tax-Exempt Money Market Fund and the Wilmington U.S. Government Money Market Fund (previously filed on EDGAR, Accession No. 0001193125-15-247715). No other parts of the Annual Report are incorporated herein by reference.

3. The unaudited financial statements included in the Wilmington Funds’ Semi-Annual Report to shareholders for the fiscal period ended October 31, 2015 with respect to the Wilmington Prime Money Market Fund, the Wilmington Tax-Exempt Money Market Fund, and the Wilmington U.S. Government Money Market Fund (previously filed on EDGAR, Accession No. 0001193125-16-422275). No other parts of the Semi-Annual Report are incorporated herein by reference.

Pro Forma Financial Information

Wilmington Prime Money Market Fund

and

Wilmington U.S. Government Money Market Fund

************

Wilmington Tax-Exempt Money MarketFund

and

Wilmington U.S. Government Money Market Fund

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganizations had been consummated. These pro forma numbers have been estimated in good faith based on information regarding Target Fund and Acquiring Fund, as identified below, for the twelve-month period ended October 31, 2015. The unaudited pro forma financial information should be read in conjunction with the annual and semi-annual shareholder reports of the Target Funds and Acquiring Fund dated April 30, 2015 and October 31, 2015, respectively.

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Narrative Description of the Pro Forma Effects of the Reorganizations

The unaudited pro forma information for the twelve-month period ended October 31, 2015, has been prepared to give effect to the proposed reorganizations of each Target Fund into its respective Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Plan”) as if they had been consummated on November 1, 2014. No Reorganization is contingent upon any other Reorganization.

Table 1: Reorganizations

Wilmington Prime Money Market Fund	Wilmington U.S. Government Money Market Fund
Service Class	Service Class
Select Class	Select Class
Administrative Class	Administrative Class
Institutional Class	Institutional Class

Wilmington Tax-Exempt Money Market Fund	Wilmington U.S. Government Money Market Fund
Service Class	Service Class
Select Class	Select Class
Administrative Class	Administrative Class

Basis of Pro Forma Financial Information

In March 2016, the Board of Trustees of each Target Fund approved the Plan. Pursuant to the Plan, and subject to shareholder approval of the Tax Exempt Fund Reorganization, each Target Fund will transfer all of its assets to Acquiring Fund in exchange for shares of Acquiring Fund (“Reorganization Shares”), and Acquiring Fund will assume all of the liabilities of each Target Fund. Target Fund shareholders will receive the class of Reorganization Shares indicated in Table 1 above. Acquiring Fund will issue Reorganization Shares with an aggregate net asset value equal to the aggregate value of the net assets that it receives from Target Fund, as determined pursuant to the terms of the Plan. All Reorganization Shares delivered to Target Fund will be delivered at net asset value without a sales load, commission or other similar fee being imposed. Immediately following the transfer, the Reorganization Shares received by Target Fund will be distributed pro rata, on what is expected to be a taxable basis for US federal income tax purposes, to the shareholders of the Target Fund in proportion to their holdings of shares of Target Fund. However, because each Target Fund and Acquiring Fund effect transactions in shares at $1.00 per share, the Reorganizations will result in no material adverse federal income tax consequences to the Funds or their shareholders. Due to the taxable treatment of the Reorganizations, the basis of the assets of Target Fund received by Acquiring Fund will be the fair market value of such assets at the time received and the holding period of the assets of Target Fund received by Acquiring Fund will begin on the day after the Closing Date.

Under U.S. generally accepted accounting principles, with a taxable merger, the Acquiring Fund will be acquiring the assets of the Target Fund at the fair market value on the date of transfer. Any realized gains or losses to be recognized by the Target Fund on the transfer date will be immaterial. Acquiring Fund will be the accounting survivor of the Reorganization for financial statement purposes.

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Table 2—Target Fund’s and Acquiring Fund’s Net Assets as of October 31, 2015

The Table below shows the net assets of each Target Fund and Acquiring Fund and the Pro Forma combined net assets assuming the Reorganizations were completed as of October 31, 2015.

Target Fund’s Net Assets	Acquiring Fund’s Net Assets	Pro Forma Combined Net Assets

Prime Fund	Govt. Fund	Govt. Fund
$3,651,125,513	$3,552,763,906	$7,681,495,694

Tax Exempt Fund
$477,606,275

If on the business day immediately preceding the Reorganization or such earlier or later date and time as determined by an officer of the Trust, the net asset value per share of Acquiring Fund or Target Fund (calculated using amortized cost, rounded to the fourth decimal place and reflecting any realized losses) is less than the net asset value per share of its Reorganization counterparty, then Wilmington Funds Management Corporation (the “Advisor”) shall contribute to the capital of the Fund with the lower net asset value per share an amount equal to the difference in such per share net asset values.

Pro Forma Adjustments

The tables below reflect adjustments to expenses needed in order to present the pro forma combined funds as if the Reorganizations had taken place on November 1, 2014. The pro forma information has been derived from the books and records used in calculating daily net asset values of each Target Fund and Acquiring Fund, and have been prepared in accordance with U.S. generally accepted accounting principles, which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

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Prime Fund and Tax Exempt Fund into Govt. Fund

	Increase (decrease)	% of Average
Expense Category	in expense	Net Assets
Advisory fees (1)	(0)	—
Accounting, custody and administration fees (2)	(170,000)	(0.00	%)*
Transfer and disbursing agent fees (3)	(3,000)	(0.00	%)*
Professional fees (4)	(50,000)	(0.00	%)*
Trustee fees (5)	(50,000)	(0.00	%)*
Miscellaneous fees (6)	(237,500)	(0.00	%)*
Fee waivers/reimbursements (7)	(510,500)	(0.01%)

* Rounds to less than (0.01%).

(1)	Under the terms of the investment advisory agreement of the Target Funds and the Acquiring Fund no adjustment is necessary as the Funds have the same advisory fee rates.
(2)	Administrative fees were adjusted to eliminate duplicative costs of administering multiple funds pursuant to the accounting, custody, and administrative services agreements.
(3)	Transfer and disbursing agent fees were adjusted to eliminate duplicative costs of administering multiple funds pursuant to the transfer agency services agreement.
(4)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.
(5)	Trustee fees were reduced to eliminate the effects of duplicative allocation of fixed costs of retainer and meeting fees.
(6)	Miscellaneous fees were reduced to eliminate the effects of duplicative fees for other services.
(7)	During the twelve-month period ended October 31, 2015, WFMC voluntarily agreed to waive, and/or reimburse operating expenses of the Prime Fund, Tax Exempt Fund and the Govt. Fund in order to maintain a positive yield for each share class for the year. The adjustments reflect the impact of the increase (decrease) in pro forma operating expenses on the voluntary waivers in effect during the period. These voluntary agreements may be modified or terminated at any time.

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Accounting Policy

No significant accounting policies will change as a result of the Reorganizations. Specifically, no changes to policies regarding valuation of portfolio securities of Subchapter M of the Internal Revenue Code of 1986, as amended, will occur.

Reorganization Costs

All expenses of the Reorganizations, whether or not the Reorganizations are completed, including the cost of the solicitation of Tax Exempt Fund shareholders and any costs directly associated with preparing, filing, printing, and distributing to Target Fund shareholders all materials relating to this Prospectus/Proxy-Information Statement, as well as the conversion costs associated with the Reorganizations, will be borne by Adviser or its affiliates. Adviser estimates the total cost of the Reorganizations to be approximately $115,300.

The Target Funds and Acquiring Fund may incur brokerage fees and other transaction costs associated with the disposition and/or purchase of securities in contemplation of or as a result of the Reorganizations. Not all securities held by a Target Fund comply with investment objectives, strategies and restrictions of the Acquiring Fund as of October 31, 2015.

Prior to the Reorganizations, each Target Fund will, to the extent permitted by its investment goal and principal investment strategies and in the ordinary course of business, invest and re-invest in securities eligible for the Govt. Fund. After the Reorganizations, the Govt. Fund will, in the ordinary course of business, re-invest the proceeds of maturing Target Fund investments (for example, commercial paper of the Prime Fund and state/local government securities from the Tax Exempt Fund) in securities eligible for a “government money market fund.” Adviser estimates that the incremental, additional cost of these activities should not exceed $600.

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